UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/SUM0703

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: June 30, 2016

Item 1. Reports to Shareholders.

SSGA Master Trust

Annual Report June 30, 2016

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	SPDR BARCLAYS TIPS ETF	POWERSHARES DB COMMODITY INDEX TRACKING FUND	SPDR S&P GLOBAL NATURAL RESOURCES ETF	SPDR DOW JONES REIT ETF	SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
MARKET VALUE	$17,857,167	12,724,935	12,590,755	12,074,780	7,764,670
% OF NET ASSETS	22.1	15.7	15.6	14.9	9.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular fund.)

ASSET ALLOCATION AS OF JUNE 30, 2016*

PERCENT OF NET ASSETS
Commodities	17.7%
Inflation Linked	29.1
Natural Resources	26.1
Real Estate	24.5
Short-Term Investment	2.6
Liabilities in Excess of Other Assets	(0.0)**
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA INCOME ALLOCATION PORTFOLIO

PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	SPDR BARCLAYS HIGH YIELD BOND ETF	SPDR S&P DIVIDEND ETF	SPDR BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR DOW JONES REIT ETF	SPDR BARCLAYS LONG TERM TREASURY ETF
MARKET VALUE	$12,554,762	11,560,064	10,699,180	9,840,687	9,787,608
% OF NET ASSETS	11.9	11.0	10.1	9.3	9.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular fund.)

ASSET ALLOCATION AS OF JUNE 30, 2016*

PERCENT OF NET ASSETS
Domestic Equity	20.7%
Domestic Fixed Income	43.1
Inflation Linked	4.9
International Equity	11.1
Real Estate	15.1
Short-Term Investment	4.5
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA GLOBAL ALLOCATION PORTFOLIO

PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	SPDR S&P WORLD EX-US ETF	SPDR S&P 500 GROWTH ETF	SPDR DOW JONES REIT ETF	SPDR BARCLAYS HIGH YIELD BOND ETF	POWERSHARES DB GOLD FUND
MARKET VALUE	$23,693,696	16,563,367	15,625,524	14,954,409	14,488,240
% OF NET ASSETS	13.2	9.2	8.7	8.3	8.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular fund.)

ASSET ALLOCATION AS OF JUNE 30, 2016*

PERCENT OF NET ASSETS
Commodities	8.1%
Domestic Equity	19.5
Domestic Fixed Income	26.3
Inflation Linked	5.2
International Equity	18.4
Real Estate	14.7
Short-Term Investment	11.2
Liabilities in Excess of Other Assets	(3.4)
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	AVAGO TECHNOLOGIES CAYMAN, LTD. SENIOR SECURED TERM LOAN B1 4.25% 02/01/2023	SCIENTIFIC GAMES INTERNATIONAL, INC. SENIOR SECURED TERM LOAN B2 6.00% 10/01/2021	ON SEMICONDUCTOR CORP. SENIOR SECURED TERM LOAN B 5.25% 03/31/2023	PETSMART, INC. SENIOR SECURED TERM LOAN B1 4.25% 03/11/2022	SERVICEMASTER CO. SENIOR SECURED TERM LOAN B 4.25% 07/01/2021
MARKET VALUE	$16,190,858	13,638,239	11,993,373	11,558,779	11,558,581
% OF NET ASSETS	2.0	1.7	1.5	1.5	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2016*

PERCENT OF NET ASSETS
Software	10.2%
Hotels, Restaurants & Leisure	7.7
Media	5.8
Semiconductors & Semiconductor Equipment	4.4
Commercial Services & Supplies	4.1
Pharmaceuticals	3.9
Health Care Providers & Services	3.6
Diversified Telecommunication Services	3.5
Insurance	3.2
Specialty Retail	3.1
Food & Staples Retailing	2.6
IT Services	2.5
Electronic Equipment, Instruments & Components	2.1
Aerospace & Defense	2.0
Internet Software & Services	2.0
Diversified Consumer Services	1.8
Professional Services	1.8
Containers & Packaging	1.7
Chemicals	1.6
Technology Hardware, Storage & Peripherals	1.6
Wireless Telecommunication Services	1.6
Diversified Financial Services	1.5
Health Care Services	1.5
Automobiles	1.4
Health Care Technology	1.4
Food Products	1.3
Airlines	1.1
Household Durables	1.1
Road & Rail	1.1
Telecommunications	1.1
Distributors	1.0
Life Sciences Tools & Services	0.9
Capital Markets	0.8
Entertainment	0.8
Packaging & Containers	0.7
Personal Products	0.7
Multiline Retail	0.6
Real Estate Management & Development	0.6
Trading Companies & Distributors	0.6
Biotechnology	0.5
Machinery	0.5
Building Products	0.4
Electric Utilities	0.4
Health Care Equipment & Supplies	0.4
Leisure Time	0.4
Household Products	0.3
Retail	0.3
Communications Equipment	0.2
Independent Power Producers & Energy Traders	0.2
Real Estate Investment Trusts (REITs)	0.2
Computers & Peripherals	0.1
Health Care Products	0.1
Internet	0.1
Food Service	0.0 **
Mining	0.0 **
Short-Term Investment	8.6
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	TREASURY NOTES 0.63% 05/31/2017	BA CREDIT CARD TRUST SERIES 2016-A1, CLASS A 0.84% 10/15/2021	TREASURY BILL 10/06/2016	HYUNDAI AUTO RECEIVABLES TRUST SERIES 2013-B, CLASS A4 1.01% 02/15/2019	TOYOTA MOTOR CREDIT CORP. SERIES 2547 0.95% 01/12/2018
MARKET VALUE	$1,100,988	1,000,000	999,310	905,456	749,062
% OF NET ASSETS	4.6	4.2	4.2	3.8	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	25.5%
Credit Card	14.7
Automobile	11.6
U.S. Treasury Obligations	11.3
Oil & Gas	6.6
Auto Manufacturers	6.4
Asset-Backed — Other	3.7
Beverages	3.1
Machinery, Construction & Mining	2.5
Machinery-Diversified	2.5
Software	2.1
Retail	1.7
Telecommunications	1.7
IT Services	1.5
Aerospace & Defense	1.0
Health Care Products	1.0
Pharmaceuticals	1.0
Internet	0.7
Semiconductors	0.6
Transportation	0.4
Short-Term Investment	2.0
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	TREASURY NOTES 1.38% 04/30/2020	TREASURY NOTES 2.00% 02/15/2025	FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.00% 07/01/2046	FEDERAL HOME LOAN MORTGAGE CORP. SERIES 4364, CLASS ZX, CMO, REMIC 4.00% 07/15/2044	TREASURY NOTES 1.75% 03/31/2022
MARKET VALUE	$69,694,811	62,959,568	50,305,679	42,120,741	41,847,436
% OF NET ASSETS	2.7	2.4	1.9	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2016*

PERCENT OF NET ASSETS
U.S. Government Agency Obligations	41.3%
Commercial Mortgage Backed Securities	17.3
U.S. Treasury Obligations	8.8
Banks	3.9
Asset-Backed Securities	1.5
Electric	1.4
Oil & Gas	1.2
Media	1.0
Telecommunications	1.0
Diversified Financial Services	0.8
Food	0.7
Health Care Services	0.5
Mining	0.5
Pharmaceuticals	0.5
Chemicals	0.4
Gas	0.4
Health Care Providers & Services	0.4
Investment Company Security	0.4
Pipelines	0.4
Real Estate Investment Trusts	0.4
Software	0.4
Aerospace & Defense	0.3
Commercial Services	0.3
Commercial Services & Supplies	0.3
Engineering & Construction	0.3
Food Products	0.3
Foreign Government Obligations	0.3
Forest Products & Paper	0.3
Hotels, Restaurants & Leisure	0.3
IT Services	0.3
Retail	0.3
Containers & Packaging	0.2
Insurance	0.2
Internet	0.2
Packaging & Containers	0.2
Semiconductors & Semiconductor Equipment	0.2
Advertising	0.1
Agriculture	0.1
Airlines	0.1
Auto Manufacturers	0.1
Auto Parts & Equipment	0.1
Beverages	0.1
Construction Materials	0.1
Diversified Telecommunication Services	0.1
Electric Utilities	0.1
Electronics	0.1
Entertainment	0.1
Environmental Control	0.1
Food & Staples Retailing	0.1
Holding Companies-Divers	0.1
Household Durables	0.1
Household Products	0.1
Internet Software & Services	0.1
Leisure Time	0.1
Machinery, Construction & Mining	0.1
Multiline Retail	0.1
Personal Products	0.1
Road & Rail	0.1
Specialty Retail	0.1
Technology Hardware, Storage & Peripherals	0.1
Trading Companies & Distributors	0.1
Transportation	0.1
Short-Term Investment	13.4
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

[LOGO]

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	AMAZON.COM, INC.	JPMORGAN CHASE & CO.	VERIZON COMMUNICATIONS, INC.	JOHNSON & JOHNSON	EXELON CORP.
MARKET VALUE	$287,679	238,680	215,933	213,003	193,071
% OF NET ASSETS	4.9	4.1	3.7	3.6	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	8.4%
Internet & Catalog Retail	7.4
Technology Hardware, Storage & Peripherals	6.4
Banks	6.2
Insurance	5.9
Software	5.6
Food Products	5.4
Oil, Gas & Consumable Fuels	5.3
Biotechnology	4.7
Specialty Retail	4.5
Hotels, Restaurants & Leisure	4.2
Tobacco	4.2
Health Care Providers & Services	4.1
Aerospace & Defense	4.0
Diversified Telecommunication Services	3.7
Electric Utilities	3.3
Real Estate Investment Trusts (REITs)	2.8
Chemicals	2.7
Media	2.2
Independent Power Producers & Energy Traders	2.0
Textiles, Apparel & Luxury Goods	1.8
Consumer Finance	1.1
Food & Staples Retailing	1.1
Household Products	1.0
Multiline Retail	0.7
Short-Term Investment	1.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	AMAZON.COM, INC.	COMCAST CORP. CLASS A	GILEAD SCIENCES, INC.	ELECTRONIC ARTS, INC.	PRICELINE GROUP, INC.
MARKET VALUE	$775,732	492,315	459,978	457,818	448,179
% OF NET ASSETS	6.4	4.1	3.8	3.8	3.7

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Internet & Catalog Retail	10.1%
Software	9.3
IT Services	6.9
Health Care Providers & Services	6.8
Biotechnology	5.9
Pharmaceuticals	5.5
Media	5.3
Tobacco	4.5
Food & Staples Retailing	4.3
Internet Software & Services	4.1
Specialty Retail	3.8
Textiles, Apparel & Luxury Goods	3.6
Food Products	3.3
Aerospace & Defense	3.2
Chemicals	2.8
Hotels, Restaurants & Leisure	2.7
Real Estate Investment Trusts (REITs)	2.7
Diversified Telecommunication Services	2.6
Beverages	2.2
Technology Hardware, Storage & Peripherals	2.2
Auto Components	1.9
Insurance	1.9
Trading Companies & Distributors	1.5
Banks	0.9
Road & Rail	0.6
Short-Term Investment	1.4
Other Assets in Excess of Liabilities	0.0 **
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	JPMORGAN CHASE & CO.	WELLS FARGO & CO.	EXELON CORP.	NORTHROP GRUMMAN CORP.	MICHAEL KORS HOLDINGS, LTD.
MARKET VALUE	$132,296	105,972	101,590	100,248	90,054
% OF NET ASSETS	5.1	4.1	3.9	3.8	3.4

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	11.8%
Oil, Gas & Consumable Fuels	11.0
Insurance	7.3
Electric Utilities	7.2
Pharmaceuticals	6.2
Food Products	4.9
Software	4.4
Health Care Providers & Services	3.9
Real Estate Investment Trusts (REITs)	3.9
Aerospace & Defense	3.8
Hotels, Restaurants & Leisure	3.4
Textiles, Apparel & Luxury Goods	3.4
Tobacco	2.7
Chemicals	2.6
Independent Power Producers & Energy Traders	2.4
Semiconductors & Semiconductor Equipment	2.4
Specialty Retail	2.0
Technology Hardware, Storage & Peripherals	2.0
Automobiles	1.8
Communications Equipment	1.8
Consumer Finance	1.7
Industrial Conglomerates	1.6
Biotechnology	1.4
Internet & Catalog Retail	1.4
Diversified Telecommunication Services	1.2
Auto Components	1.0
Energy Equipment & Services	0.9
Health Care Equipment & Supplies	0.6
Short-Term Investment	1.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA RISK AWARE PORTFOLIO

PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF JUNE 30, 2016

DESCRIPTION	FLAGSTAR BANCORP, INC.	MCDONALD’S CORP.	PROCTER & GAMBLE CO.	VERIZON COMMUNICATIONS, INC.	AT&T, INC.
MARKET VALUE	$98,690	97,114	95,846	86,496	83,179
% OF NET ASSETS	5.0	5.0	4.9	4.4	4.2

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	9.1%
Diversified Telecommunication Services	8.7
Hotels, Restaurants & Leisure	7.9
Thrifts & Mortgage Finance	6.1
Household Products	4.9
Beverages	4.6
Diversified Financial Services	4.3
Software	3.9
Food Products	3.7
Oil, Gas & Consumable Fuels	3.7
Biotechnology	3.6
Communications Equipment	3.1
Machinery	3.0
Chemicals	2.5
Household Durables	2.5
Internet & Catalog Retail	2.2
Energy Equipment & Services	2.1
Health Care Equipment & Supplies	2.1
Electronic Equipment, Instruments & Components	2.0
IT Services	1.8
Metals & Mining	1.8
Building Products	1.5
Insurance	1.4
Capital Markets	1.3
Multiline Retail	1.2
Multi-Utilities	1.0
Professional Services	1.0
Air Freight & Logistics	0.9
Commercial Services & Supplies	0.9
Electric Utilities	0.9
Trading Companies & Distributors	0.9
Banks	0.7
Real Estate Investment Trusts (REITs)	0.7
Real Estate Management & Development	0.7
Media	0.5
Textiles, Apparel & Luxury Goods	0.5
Semiconductors & Semiconductor Equipment	0.4
Auto Components	0.3
Construction & Engineering	0.2
Electrical Equipment	0.2
Road & Rail	0.2
Paper & Forest Products	0.1
Technology Hardware, Storage & Peripherals	0.1
Marine	0.0 **
Short-Term Investment	0.7
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

SPDR SSGA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Multi-Asset Real Return Portfolio. The schedule of investments for the SSGA Multi-Asset Real Return Portfolio follows.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.4%
COMMODITIES — 17.7%
PowerShares DB Commodity Index Tracking Fund (a) (b)	828,986	$12,724,935
PowerShares DB Gold Fund (a) (b)	36,964	1,595,736
PowerShares DB Oil Fund (a) (b)	485	4,442

		14,325,113

INFLATION LINKED — 29.1%
SPDR Barclays TIPS ETF (c)	307,088	17,857,167
SPDR Citi International Government Inflation-Protected Bond ETF (c)	103,106	5,661,550

		23,518,717

NATURAL RESOURCES — 26.1%
PowerShares Global Agriculture Portfolio (b)	98,726	2,268,724
SPDR S&P Global Natural Resources ETF (c)	339,282	12,590,755
SPDR S&P International Energy Sector ETF (c)	96,628	1,697,744
SPDR S&P Metals & Mining ETF (c)	19,438	473,704
The Energy Select Sector SPDR Fund (c)	59,348	4,049,909

		21,080,836

REAL ESTATE — 24.5%
SPDR Dow Jones International Real Estate ETF (c)	187,281	7,764,670
SPDR Dow Jones REIT ETF (c)	121,440	12,074,780

		19,839,450

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $89,926,416)		78,764,116

SHORT-TERM INVESTMENT — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $2,073,242)	2,073,242	2,073,242

TOTAL INVESTMENTS — 100.0% (Cost $91,999,658)		80,837,358
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(12,334)

NET ASSETS — 100.0%		$80,825,024

(a)	Non-income producing security.
(b)	Qualified Publicly Traded Partnerships
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.
(f)	Amount shown represents less than 0.05% of net assets.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$14,325,113	$—	$—	$14,325,113
Inflation Linked	23,518,717	—	—	23,518,717
Natural Resources	21,080,836	—	—	21,080,836
Real Estate	19,839,450	—	—	19,839,450
Short-Term Investment	2,073,242	—	—	2,073,242

TOTAL INVESTMENTS	$80,837,358	$—	$—	$80,837,358

See accompanying notes to financial statements.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Affiliate Table

	Number of Shares Held at 6/30/15	Value At 6/30/15	Shares		Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
			Purchased	Sold
SPDR Barclays TIPS ETF	400,523	$22,321,147	220,506	313,941	307,088	$17,857,167	$75,180	$(247,531)
SPDR Citi International Government Inflation-Protected Bond ETF	119,100	6,539,781	79,263	95,257	103,106	5,661,551	4,397	(217,916)
SPDR Dow Jones International Real Estate ETF	286,691	12,000,886	97,652	197,062	187,281	7,764,670	208,087	(136,365)
SPDR Dow Jones REIT ETF	158,157	13,345,286	81,777	118,494	121,440	12,074,780	373,168	1,003,846
SPDR S&P Global Natural Resources ETF	938,966	39,483,520	234,553	834,237	339,282	12,590,755	511,827	(10,975,293)
SPDR S&P International Energy Sector ETF	144,816	2,802,190	40,615	88,803	96,628	1,697,744	77,216	(327,928)
SPDR S&P Metals & Mining ETF	25,451	619,223	17,790	23,803	19,438	473,704	9,578	(123,044)
State Street Institutional Liquid Reserves Fund, Premier Class	6,724,192	6,724,192	19,736,386	24,387,336	2,073,243	2,073,243	14,192	—
The Energy Select Sector SPDR Fund	88,920	6,683,227	36,377	65,949	59,348	4,049,909	120,286	(770,914)

See accompanying notes to financial statements.

SSGA INCOME ALLOCATION PORTFOLIO

SPDR SSGA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Income Allocation Portfolio. The schedule of investments for the SSGA Income Allocation Portfolio follows.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.9%
DOMESTIC EQUITY — 20.7%
SPDR S&P Dividend ETF (a)	137,751	$11,560,064
SPDR Wells Fargo Preferred Stock ETF (a)	108,700	5,002,374
The Consumer Discretionary Select Sector SPDR Fund (a)	13,128	1,024,640
The Consumer Staples Select Sector SPDR Fund (a)	38,571	2,127,191
The Industrial Select Sector SPDR Fund (a)	37,083	2,075,165

		21,789,434

DOMESTIC FIXED INCOME — 43.1%
SPDR Barclays Convertible Securities ETF (a)	118,404	5,190,831
SPDR Barclays High Yield Bond ETF (a)	351,674	12,554,762
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	208,399	7,271,041
SPDR Barclays Long Term Corporate Bond ETF (a)	253,475	10,699,180
SPDR Barclays Long Term Treasury ETF (a)	122,621	9,787,608

		45,503,422

INFLATION LINKED — 4.9%
SPDR Barclays TIPS ETF (a)	88,421	5,141,681

INTERNATIONAL EQUITY — 11.1%
SPDR MSCI Emerging Markets Quality Mix ETF (a)	21,370	1,065,722
SPDR S&P Global Infrastructure ETF (a)	66,584	3,108,141
SPDR S&P International Dividend ETF (a)	61,571	2,167,299
SPDR STOXX Europe 50 ETF (a)	112,268	3,352,323
WisdomTree Europe Hedged Equity Fund	39,699	2,005,990

		11,699,475

REAL ESTATE — 15.1%
SPDR Dow Jones International Real Estate ETF (a)	147,841	6,129,488
SPDR Dow Jones REIT ETF (a)	98,971	9,840,687

		15,970,175

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $97,318,450)		100,104,187

SHORT-TERM INVESTMENT — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (b) (c) (Cost $4,781,480)	4,781,480	4,781,480

TOTAL INVESTMENTS — 99.4% (Cost $102,099,930)		104,885,667
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		611,203

NET ASSETS — 100.0%		$105,496,870

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$21,789,434	$—	$—	$21,789,434
Domestic Fixed Income	45,503,422	—	—	45,503,422
Inflation Linked	5,141,681	—	—	5,141,681
International Equity	11,699,475	—	—	11,699,475
Real Estate	15,970,175	—	—	15,970,175
Short-Term Investment	4,781,480	—	—	4,781,480

TOTAL INVESTMENTS	$104,885,667	$—	$—	$104,885,667

See accompanying notes to financial statements.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Affiliate Table

	Number of Shares Held at 6/30/15	Value At 6/30/15	Shares		Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
			Purchased	Sold
SPDR Barclays Convertible Securities ETF	126,174	$6,002,097	19,497	27,267	118,404	$5,190,831	$270,497	$98,229
SPDR Barclays High Yield Bond ETF	521,165	20,028,371	58,329	227,820	351,674	12,554,762	976,437	(907,692)
SPDR Barclays Intermediate Term Corporate Bond ETF	72,189	2,449,373	160,299	24,089	208,399	7,271,041	125,976	(3,080)
SPDR Barclays Long Term Corporate Bond ETF	444,142	17,006,197	26,681	217,348	253,475	10,699,180	562,153	(629,981)
SPDR Barclays Long Term Treasury ETF	125,248	8,556,943	74,510	77,137	122,621	9,787,608	237,532	(92,000)
SPDR Barclays TIPS ETF	33,157	1,847,840	72,742	17,478	88,421	5,141,681	20,005	(10,963)
SPDR Dow Jones International Real Estate ETF	116,337	4,869,867	96,658	65,154	147,841	6,129,488	132,820	(26,474)
SPDR Dow Jones REIT ETF	98,588	8,318,855	68,054	67,671	98,971	9,840,687	297,878	377,937
SPDR MSCI Emerging Markets Quality Mix ETF	—	—	21,370	—	21,370	1,065,722	9,588	—
SPDR S&P Dividend ETF	63,111	4,809,689	117,120	42,480	137,751	11,560,064	193,406	304,919
SPDR S&P Global Infrastructure ETF	76,611	3,573,137	53,319	63,346	66,584	3,108,141	61,837	(132,961)
SPDR S&P International Dividend ETF	85,886	3,561,693	17,389	41,704	61,571	2,167,299	103,771	(404,201)
SPDR STOXX Europe 50 ETF	136,012	4,729,137	25,488	49,232	112,268	3,352,323	149,671	(169,142)
SPDR Wells Fargo Preferred Stock ETF	138,428	6,006,391	6,671	36,399	108,700	5,002,374	285,069	(10,379)
State Street Institutional Liquid Reserves Fund, Premier Class	2,787,882	2,787,882	9,790,344	7,796,746	4,781,480	4,781,480	14,282	—
The Consumer Discretionary Select Sector SPDR Fund	32,130	2,457,303	3,658	22,660	13,128	1,024,640	29,192	66,472
The Consumer Staples Select Sector SPDR Fund	—	—	39,146	575	38,571	2,127,191	22,770	1,002
The Industrial Select Sector SPDR Fund	—	—	79,633	42,550	37,083	2,075,165	11,391	35,119

See accompanying notes to financial statements.

SSGA GLOBAL ALLOCATION PORTFOLIO

SPDR SSGA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Global Allocation Portfolio. The schedule of investments for the SSGA Global Allocation Portfolio follows.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 92.2%
COMMODITIES — 8.1%
PowerShares DB Gold Fund (a)	335,609	$14,488,240

DOMESTIC EQUITY — 19.5%
SPDR S&P 500 ETF Trust (b)	35,139	7,362,675
SPDR S&P 500 Growth ETF (b)	164,140	16,563,367
The Consumer Discretionary Select Sector SPDR Fund (b)	46,932	3,663,043
The Consumer Staples Select Sector SPDR Fund (b)	69,248	3,819,027
The Industrial Select Sector SPDR Fund (b)	65,280	3,653,069

		35,061,181

DOMESTIC FIXED INCOME — 26.3%
SPDR Barclays Aggregate Bond ETF (b)	222,017	13,190,030
SPDR Barclays High Yield Bond ETF (b)	418,891	14,954,409
SPDR Barclays Intermediate Term Corporate Bond ETF (b)	216,183	7,542,625
SPDR Barclays Intermediate Term Treasury ETF (b)	30,530	1,882,174
SPDR Barclays Long Term Treasury ETF (b)	121,549	9,702,041

		47,271,279

INFLATION LINKED — 5.2%
SPDR Barclays TIPS ETF (b)	161,908	9,414,950

INTERNATIONAL EQUITY — 18.4%
SPDR S&P International Small Cap ETF (b)	181,960	5,288,486
SPDR S&P World ex-US ETF (b)	950,409	23,693,696
WisdomTree Europe Hedged Equity Fund	81,758	4,131,232

		33,113,414

REAL ESTATE — 14.7%
SPDR Dow Jones International Real Estate ETF (b)	259,646	10,764,923
SPDR Dow Jones REIT ETF (b)	157,151	15,625,524

		26,390,447

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $162,736,708)		165,739,511

SHORT-TERM INVESTMENT — 11.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d) (Cost $20,031,452)	20,031,452	20,031,452

TOTAL INVESTMENTS — 103.4% (Cost $182,768,160)		185,770,963
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(6,057,750)

NET ASSETS — 100.0%		$179,713,213

(a)	Qualified Publicly Traded Partnerships
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$14,488,240	$—	$—	$14,488,240
Domestic Equity	35,061,181	—	—	35,061,181
Domestic Fixed Income	47,271,279	—	—	47,271,279
Inflation Linked	9,414,950	—	—	9,414,950
International Equity	33,113,414	—	—	33,113,414
Real Estate	26,390,447	—	—	26,390,447
Short-Term Investment	20,031,452	—	—	20,031,452

TOTAL INVESTMENTS	$185,770,963	$—	$—	$185,770,963

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Affiliate Table

	Number of Shares Held at 6/30/15	Value At 6/30/15	Shares		Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
			Purchased	Sold
SPDR Barclays Aggregate Bond ETF	50,686	$2,909,377	233,576	62,245	222,017	$13,190,030	$193,454	$18,118
SPDR Barclays High Yield Bond ETF	599,493	23,038,516	399,442	580,044	418,891	14,954,409	1,116,742	(1,777,427)
SPDR Barclays Intermediate Term Corporate Bond ETF	41,866	1,420,513	203,393	29,076	216,183	7,542,625	81,973	3,216
SPDR Barclays Intermediate Term Treasury ETF	—	—	42,068	11,538	30,530	1,882,174	16,406	6,455
SPDR Barclays Long Term Corporate Bond ETF	302,860	11,596,509	108,114	410,974	—	—	264,036	(852,322)
SPDR Barclays Long Term Treasury ETF	65,248	4,457,743	260,261	203,960	121,549	9,702,041	250,791	87,766
SPDR Barclays TIPS ETF	52,369	2,918,525	168,253	58,714	161,908	9,414,950	35,773	9,682
SPDR Dow Jones International Real Estate ETF	68,930	2,885,410	345,656	154,940	259,646	10,764,923	169,909	(3,632)
SPDR Dow Jones REIT ETF	117,788	9,938,950	190,823	151,460	157,151	15,625,524	415,852	434,763
SPDR S&P 500 ETF Trust	63,090	12,987,076	60,540	88,491	35,139	7,362,675	196,547	(19,630)
SPDR S&P 500 Growth ETF	—	—	179,160	15,020	164,140	16,563,367	87,735	96,183
SPDR S&P Emerging Markets ETF	22,137	1,426,508	6,143	28,280	—	—	—	(350,845)
SPDR S&P International Small Cap ETF	143,131	4,368,358	121,507	82,678	181,960	5,288,486	161,729	(150,530)
SPDR S&P World ex-US ETF	785,051	22,075,634	683,195	517,837	950,409	23,693,696	758,154	(959,181)
State Street Institutional Liquid Reserves Fund, Premier Class	15,054,957	15,054,957	32,741,824	27,765,329	20,031,452	20,031,452	75,844	—
The Consumer Discretionary Select Sector SPDR Fund	38,328	2,931,325	31,704	23,100	46,932	3,663,043	56,381	(8,198)
The Consumer Staples Select Sector SPDR Fund	—	—	77,280	8,032	69,248	3,819,027	39,059	16,404
The Financial Select Sector SPDR Fund	—	—	146,236	146,236	—	—	15,785	(243,353)
The Health Care Select Sector SPDR Fund	39,379	2,929,404	27,402	66,781	—	—	29,857	91,874
The Industrial Select Sector SPDR Fund	—	—	139,714	74,434	65,280	3,653,069	21,232	32,395
The Technology Select Sector SPDR Fund	68,939	2,854,075	193,470	262,409	—	—	36,666	(72,420)

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SPDR Blackstone / GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone / GSO Senior Loan Portfolio. The schedule of investments for the Blackstone / GSO Senior Loan Portfolio follows.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS (a) — 86.6%
AEROSPACE & DEFENSE — 2.0%
Atlantic Aviation FBO, Inc. Senior Secured Term Loan B, 3.25%, 6/1/2020	$3,333,002	$3,333,002
TransDigm, Inc.:
Senior Secured Term Loan C, 3.75%, 2/28/2020	2,979,421	2,958,938
Senior Secured Term Loan D, 3.75%, 6/4/2021	4,937,028	4,888,990
Senior Secured Term Loan E, 3.75%, 5/14/2022	1,884,401	1,859,226
WP CPP Holdings LLC Senior Secured Term Loan B3, 4.50%, 12/28/2019	2,799,407	2,713,087

		15,753,243

AIRLINES — 1.1%
American Airlines, Inc.:
Senior Secured Term Loan, 3.25%, 6/27/2020	1,975,000	1,953,403
Senior Secured Term Loan B, 3.50%, 10/10/2021	3,712,500	3,688,369
US Airways Group, Inc. Senior Secured Term Loan B1, 3.50%, 5/23/2019	3,188,780	3,182,402

		8,824,174

AUTOMOBILES — 1.4%
Chrysler Group LLC:
Senior Secured Term Loan B, 3.25%, 12/31/2018	5,904,966	5,899,415
Senior Secured Term Loan B, 3.50%, 5/24/2017	2,037,421	2,038,908
Doosan Infracore International, Inc. Senior Secured Term Loan B, 1.00%, 5/28/2021	1,541,143	1,544,996
TI Group Automotive Systems LLC Senior Secured Term Loan, 4.50%, 6/30/2022	1,678,334	1,648,963

		11,132,282

BIOTECHNOLOGY — 0.5%
Grifols Worldwide Operations USA, Inc. Senior Secured Term Loan B, 3.46%, 2/27/2021	3,969,543	3,970,555

BUILDING PRODUCTS — 0.4%
Stardust Finance Holdings, Inc. Senior Secured Senior Lien Term Loan, 6.50%, 3/13/2022	3,246,753	3,176,396

CAPITAL MARKETS — 0.8%
Blue Coat Systems, Inc. Senior Secured Term Loan, 4.50%, 5/20/2022	4,817,040	4,817,040
Hamilton Lane Advisors LLC Senior Secured Term Loan B, 4.25%, 7/9/2022	1,346,878	1,346,878

		6,163,918

CHEMICALS — 1.6%
Avantor Performance Materials Holdings, Inc. Senior Secured 1st Lien Term Loan, 6.00%, 6/21/2022	4,009,434	3,986,881
Axalta Coating Systems US Holdings, Inc. Senior Secured Term Loan, 3.75%, 2/1/2020	4,831,719	4,833,603
Ineos US Finance LLC Senior Secured Term Loan, 3.75%, 5/4/2018	3,998,764	3,988,767

		12,809,251

COMMERCIAL SERVICES & SUPPLIES — 4.1%
ADS Waste Holdings, Inc. Senior Secured Term Loan B2, 3.75%, 10/9/2019	5,259,660	5,185,709
Allied Security Holdings LLC Senior Secured 1st Lien Term Loan, 4.25%, 2/12/2021	312,926	312,144
Asurion LLC:
Senior Secured 2nd Lien Term Loan, 8.50%, 3/3/2021	2,000,000	1,934,000
Senior Secured Term Loan B1, 5.00%, 5/24/2019	1,886,130	1,879,849
Senior Secured Term Loan B4, 5.00%, 8/4/2022	8,447,966	8,348,702
KAR Auction Services, Inc. Senior Secured Term Loan B3, 4.25%, 3/9/2023	1,930,868	1,939,711
Lineage Logistics Holdings LLC Senior Secured Term Loan, 4.50%, 4/7/2021	4,431,687	4,221,182
Multi Packaging Solutions, Inc. Senior Secured Term Loan B, 4.25%, 9/30/2020	1,550,964	1,539,331
Prime Security Services Borrower LLC Senior Secured Incremental Term Loan B1, 4.75%, 5/2/2022	7,475,410	7,501,873

		32,862,501

COMMUNICATIONS EQUIPMENT — 0.2%
CommScope, Inc. Senior Secured Term Loan B5, 3.75%, 12/29/2022	1,395,006	1,397,844

COMPUTERS & PERIPHERALS — 0.1%
Western Digital Corp. Senior Secured Term Loan B, 5.50%, 4/29/2023	1,000,000	1,005,470

CONTAINERS & PACKAGING — 1.7%
Ardagh Holdings USA, Inc. Senior Secured Incremental Term Loan, 4.00%, 12/17/2019	1,989,687	1,989,687
Berry Plastics Holding Corp.:
Senior Secured Term Loan D, 3.50%, 2/8/2020	2,904,925	2,889,412
Senior Secured Term Loan G, 3.50%, 1/6/2021	1,105,503	1,097,643

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Hilex Poly Co. LLC Senior Secured Term Loan B, 6.00%, 12/5/2021	$2,789,224	$2,800,381
Reynolds Group Holdings, Inc. Senior Secured Dollar Term Loan, 4.50%, 12/1/2018	2,400,190	2,403,670
Tekni-Plex, Inc. Senior Secured Term Loan B, 4.50%, 6/1/2022	2,213,665	2,180,460

		13,361,253

DISTRIBUTORS — 1.0%
ABC Supply Co., Inc. Senior Secured Term Loan, 3.50%, 4/16/2020	2,000,000	1,998,750
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.25%, 9/1/2021	6,329,131	6,131,378

		8,130,128

DIVERSIFIED CONSUMER SERVICES — 1.8%
Nord Anglia Education Finance LLC Senior Secured Term Loan, 5.00%, 3/31/2021	2,795,009	2,786,289
ServiceMaster Co. Senior Secured Term Loan B, 4.25%, 7/1/2021	11,532,172	11,558,581

		14,344,870

DIVERSIFIED FINANCIAL SERVICES — 1.4%
AlixPartners LLP Senior Secured Term Loan B, 4.50%, 7/28/2022	1,768,812	1,769,254
CeraTec Services GmbH:
Senior Secured Term Loan B1, 4.25%, 8/30/2020	1,356,254	1,358,513
Senior Secured Term Loan B3, 4.25%, 8/30/2020	413,900	414,589
Tech Finance & Co. S.C.A Senior Secured Term Loan B, 5.00%, 7/11/2020	7,991,531	7,929,117

		11,471,473

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
Fairpoint Communications, Inc. Senior Secured Refi Term Loan, 7.50%, 2/14/2019	290,250	290,280
Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	11,500,000	11,475,563
Telesat LLC Senior Secured Term Loan B2, 3.50%, 3/28/2019	3,969,231	3,956,827
Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan F, 3.65%, 6/30/2023	1,550,101	1,514,611
Windstream Corp. Senior Secured Term Loan B6, 5.75%, 3/29/2021	11,221,875	11,197,355

		28,434,636

ELECTRIC UTILITIES — 0.4%
Astoria Energy LLC Senior Secured Term Loan B, 5.00%, 12/24/2021	684,646	651,557
PowerTeam Services LLC Senior Secured 1st Lien Term Loan, 4.25%, 5/6/2020	2,867,009	2,856,258

		3,507,815

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
CDW LLC Senior Secured Term Loan, 3.25%, 4/29/2020	6,014,050	6,017,388
TTM Technologies, Inc. Senior Secured 1st Lien Term Loan, 6.00%, 5/31/2021	7,724,500	7,666,566
Zebra Technologies Corp. Senior Secured Term Loan B, 4.00%, 10/27/2021	3,054,117	3,057,935

		16,741,889

FOOD & STAPLES RETAILING — 2.6%
Albertsons LLC:
Senior Secured 2016 Term Loan B6, 4.75%, 6/22/2023	3,642,616	3,642,160
Senior Secured Term Loan B4, 4.50%, 8/25/2021	6,940,156	6,943,280
Supervalu, Inc. Senior Secured Refi Term Loan B, 5.50%, 3/21/2019	2,195,807	2,196,147
US Foods, Inc. Senior Secured Term Loan B, 1.00%, 6/27/2023	7,867,403	7,848,561

		20,630,148

FOOD PRODUCTS — 1.3%
AdvancePierre Foods, Inc. Senior Secured Term Loan, 4.75%, 6/2/2023	3,708,609	3,703,973
Candy Intermediate Holdings, Inc. Senior Secured Term Loan, 5.50%, 6/15/2023	1,578,947	1,579,934
Dole Food Co., Inc. Senior Secured Term Loan B, 4.50%, 11/1/2018	4,657,172	4,647,718
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 4.50%, 8/3/2022	723,627	724,170

		10,655,795

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Convatec, Inc. Senior Secured Term Loan, 4.25%, 6/15/2020	2,960,307	2,956,606

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Acadia Healthcare Co., Inc. Senior Secured Term Loan B2, 4.50%, 2/16/2023	1,155,437	1,146,529
Air Medical Group Holdings, Inc. Senior Secured Term Loan B, 4.25%, 4/28/2022	3,478,672	3,403,654

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

CeramTec Acquisition Corp. Senior Secured Term Loan B2, 4.25%, 8/30/2020	$147,177	$147,422
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.75%, 6/7/2023	3,167,864	3,172,822
Community Health Systems, Inc. Senior Secured Term Loan G, 3.75%, 12/31/2019	5,181,865	5,048,121
Envision Healthcare Corp. Senior Secured Term Loan B2, 4.50%, 10/28/2022	3,586,914	3,590,052
FHC Health Systems, Inc. Senior Secured Term Loan, 5.00%, 12/23/2021	534,257	514,666
MedImpact OpCo Holdings, Inc. Senior Secured Term Loan, 5.75%, 10/27/2022	974,684	977,120
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 5.00%, 6/7/2023	4,662,005	4,680,653
National Mentor Holdings, Inc. Senior Secured Term Loan B, 4.25%, 1/31/2021	2,698,889	2,678,647
NVA Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 8/14/2021	1,509,680	1,505,906
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.25%, 12/31/2022	1,904,306	1,904,316

		28,769,908

HEALTH CARE TECHNOLOGY — 1.4%
CT Technologies Intermediate Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 12/1/2021	4,693,954	4,623,545
IMS Health, Inc. Senior Secured Term Loan, 3.50%, 3/17/2021	6,385,019	6,349,103

		10,972,648

HOTELS, RESTAURANTS & LEISURE — 7.7%
Aristocrat Leisure, Ltd. Senior Secured Term Loan B, 1.00%, 10/20/2021	2,000,000	2,007,330
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	5,959,588	5,959,588
CEC Entertainment, Inc. Senior Secured Term Loan B, 4.00%, 2/14/2021	8,792,467	8,557,972
Delta 2 (LUX) S.A.R.L.:
Senior Secured 2nd Lien Term Loan, 7.75%, 7/31/2022	1,320,000	1,258,950
Senior Secured Term Loan B3, 4.75%, 7/30/2021	7,018,093	6,769,161

La Quinta Intermediate Holdings LLC Senior Secured Term Loan B, 3.75%, 4/14/2021	7,466,143	7,316,820
Las Vegas Sands LLC Senior Secured Term Loan B, 3.25%, 12/19/2020	4,107,856	4,110,711
Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	13,809,127	13,638,239
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured Term Loan B, 5.75%, 9/2/2021	9,937,114	9,896,769
Yum! Brands Inc. Senior Secured 1st Lien Term Loan B, 3.19%, 6/16/2023	2,465,331	2,471,495

		61,987,035

HOUSEHOLD DURABLES — 1.1%
Serta Simmons Holdings LLC Senior Secured Term Loan, 4.25%, 10/1/2019	5,109,704	5,111,824
Spin Holdco, Inc. Senior Secured Term Loan B, 4.25%, 11/14/2019	3,832,340	3,766,864

		8,878,688

HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc. Senior Secured Term Loan B, 3.25%, 6/30/2022	1,582,680	1,579,713
Samsonite International SA Senior Secured Term Loan B, 4.00%, 5/12/2023	883,978	889,392

		2,469,105

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Construction Finance Company L.P. Senior Secured Original Term Loan B2, 3.25%, 1/31/2022	1,959,715	1,919,296
INSURANCE — 3.2%
Alliant Holdings I, Inc. Senior Secured Term Loan B, 4.50%, 8/12/2022	2,344,737	2,315,428
Hub International, Ltd. Senior Secured Term Loan B, 4.00%, 10/2/2020	8,963,265	8,826,933
National Financial Partners Corp. Senior Secured Term Loan B, 4.50%, 7/1/2020	7,545,151	7,488,562
Sedgwick Claims Management Services, Inc.:
Senior Secured 1st Lien Term Loan, 3.75%, 3/1/2021	3,972,056	3,892,614
Senior Secured 1st Lien Term Loan, 5.25%, 3/1/2021	1,000,000	1,002,500

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Senior Secured 2nd Lien Term Loan, 6.75%, 2/28/2022	$2,000,000	$1,925,000

		25,451,037

INTERNET SOFTWARE & SERVICES — 2.0%
Abacus Innovations Corp. Senior Secured Term Loan B, 1.00%, 1/26/2023	2,487,047	2,488,079
Go Daddy Operating Company LLC Senior Secured Term Loan B, 4.25%, 5/13/2021	1,345,817	1,347,742
Inmar, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 1/27/2021	3,118,182	3,085,051
Sabre, Inc. Senior Secured Term Loan B, 4.00%, 2/19/2019	5,332,974	5,339,640
TCH-2 Holding LLC Senior Secured 1st Lien Term Loan, 5.50%, 5/6/2021	3,980,217	3,955,341

		16,215,853

IT SERVICES — 2.5%
First Data Corp.:
Senior Secured Extended Term Loan, 4.45%, 3/24/2021	8,870,404	8,855,635
Senior Secured Term Loan, 4.20%, 7/8/2022	8,666,284	8,606,703
Global Payments, Inc. Senior Secured Term Loan B, 3.96%, 4/22/2023	1,540,656	1,552,981
TNS, Inc. Senior Secured 1st Lien Term Loan, 5.00%, 2/14/2020	1,311,090	1,312,729

		20,328,048

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	7,052,632	6,995,329

MACHINERY — 0.5%
Allison Transmission, Inc. Senior Secured Term Loan B3, 3.50%, 8/23/2019	3,876,844	3,880,314

MEDIA — 5.0%
Acosta Holdco, Inc. Senior Secured Term Loan, 4.25%, 9/26/2021	5,312,008	5,119,447
Charter Communications Operating LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	1,672,183	1,676,104
Gray Television, Inc. Senior Secured Term Loan B, 1.00%, 6/13/2021	1,000,000	1,001,665
McGraw-Hill Global Education Holdings LLC Senior Secured Term Loan B, 5.00%, 5/4/2022	1,142,857	1,143,143

Neptune Finco Corp. Senior Secured Term Loan B, 5.00%, 10/9/2022	9,849,315	9,883,788
Numericable Group SA Senior Secured Term Loan B5, 4.56%, 7/31/2022	1,772,909	1,752,077
Numericable U.S. LLC Senior Secured Term Loan B7, 5.00%, 1/15/2024	3,149,171	3,132,119
Penton Media, Inc. Senior Secured Term Loan, 4.75%, 10/3/2019	1,326,908	1,325,256
Sinclair Television Group, Inc. Senior Secured Term Loan B1, 3.50%, 7/30/2021	746,231	746,231
Telenet International Finance S.A.R.L. Senior Secured Term Loan AD, 4.25%, 6/30/2024	1,351,351	1,343,750
Univision Communications, Inc.:
Senior Secured Term Loan C3, 4.00%, 3/1/2020	1,959,820	1,950,433
Senior Secured Term Loan C4, 4.00%, 3/1/2020	2,910,830	2,898,867
UPC Financing Partnership Senior Secured Term Loan AH, 3.34%, 6/30/2021	4,000,000	3,911,660
WMG Acquisition Corp. Senior Secured Term Loan, 3.75%, 7/1/2020	1,989,770	1,971,653
Ziggo B.V.:
Senior Secured Term Loan B1, 3.65%, 1/15/2022	739,574	723,396
Senior Secured Term Loan B2A, 3.60%, 1/15/2022	38,298	37,460
Senior Secured Term Loan B2A, 3.65%, 1/15/2022	438,298	428,710
Senior Secured Term Loan B3, 3.60%, 1/15/2022	783,830	766,683

		39,812,442

MULTILINE RETAIL — 0.6%
Burlington Coat Factory Warehouse Corp. Senior Secured Term Loan B3, 4.25%, 8/13/2021	1,000,000	1,000,205
Dollar Tree, Inc. Senior Secured Term Loan B1, 3.50%, 7/6/2022	1,562,008	1,564,609
Neiman Marcus Group, Inc. Senior Secured Term Loan, 4.25%, 10/25/2020	2,414,014	2,174,532

		4,739,346

PERSONAL PRODUCTS — 0.7%
Revlon Consumer Products Corp. Senior Secured Acquisition Term Loan, 4.00%, 10/8/2019	5,653,335	5,667,496

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

PHARMACEUTICALS — 3.9%
Amneal Pharmaceuticals LLC Senior Secured Term Loan, 4.50%, 11/1/2019	$2,234,343	$2,224,099
Capsugel Holdings US, Inc. Senior Secured Term Loan B, 4.00%, 7/31/2021	2,992,500	2,986,276
Concordia Healthcare Corp. Senior Secured Term Loan, 5.25%, 10/21/2021	6,302,199	6,064,291
Horizon Pharma, Inc. Senior Secured Term Loan B, 4.50%, 5/7/2021	664,987	651,688
Valeant Pharmaceuticals International Senior Secured Term Loan B F1, 5.00%, 4/1/2022	11,361,638	11,082,312
Valeant Pharmaceuticals International, Inc. Senior Secured Series E Term Loan B, 4.75%, 8/5/2020	8,253,262	8,028,237

		31,036,903

PROFESSIONAL SERVICES — 1.8%
Advantage Sales & Marketing, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 7/23/2021	6,351,421	6,209,848
Information Resources, Inc. Senior Secured Term Loan B, 4.75%, 9/30/2020	1,994,885	1,996,760
TransUnion LLC Senior Secured Term Loan B2, 3.50%, 4/9/2021	6,460,097	6,392,492

		14,599,100

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Communications Sales & Leasing, Inc. Senior Secured Term Loan B, 5.00%, 10/24/2022	1,994,962	1,976,259

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Americold Realty Operating Partnership, L.P. Senior Secured Term Loan B, 1.00%, 12/1/2022	1,188,119	1,195,544
Realogy Corp. Senior Secured Term Loan B, 3.75%, 3/5/2020	3,920,108	3,920,598

		5,116,142

ROAD & RAIL — 1.1%
Hertz Corp. Senior Secured Term Loan B, 1.00%, 6/30/2023	8,602,151	8,607,527

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Avago Technologies Cayman, Ltd. Senior Secured Term Loan B1, 4.25%, 2/1/2023	16,151,690	16,190,858
Microsemi Corp. Senior Secured Term Loan B, 3.75%, 1/15/2023	3,634,634	3,633,126

NXP B.V. Senior Secured Term Loan B, 3.75%, 12/7/2020	3,567,454	3,579,440
ON Semiconductor Corp. Senior Secured Term Loan B, 5.25%, 3/31/2023	11,925,043	11,993,373

		35,396,797

SOFTWARE — 9.6%
Applied Systems, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 1/25/2021	1,562,424	1,552,010
Aspect Software, Inc. Senior Secured Exit Term Loan, 10.50%, 5/25/2020	7,312,770	7,038,541
BMC Software Finance, Inc. Senior Secured Term Loan, 5.00%, 9/10/2020	12,439,747	11,071,375
CCC Information Services, Inc. Senior Secured Term Loan, 4.00%, 12/20/2019	4,894,377	4,872,964
Cengage Learning Acquisitions, Inc. Senior Secured Term Loan B, 5.25%, 6/7/2023	4,610,778	4,564,671
Compuware Corp. Senior Secured Term Loan B2, 6.25%, 12/15/2021	6,433,508	5,979,141
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 4.75%, 6/1/2022	5,668,235	5,579,669
Hyland Software, Inc. Senior Secured Term Loan, 4.75%, 7/1/2022	1,990,354	1,982,890
Infor (US), Inc. Senior Secured Term Loan B5, 1.00%, 6/3/2020	2,992,186	2,925,804
Informatica Corp. Senior Secured Term Loan, 4.50%, 8/5/2022	5,969,320	5,824,355
Kronos, Inc.:
Senior Secured 2nd Lien Term Loan, 9.75%, 4/30/2020	6,094,695	6,150,583
Senior Secured Initial Incremental Term Loan, 4.50%, 10/30/2019	4,948,085	4,943,137
MA FinanceCo. LLC Senior Secured Term Loan B, 5.25%, 11/19/2021	4,344,525	4,347,240
Mitchell International, Inc. Senior Secured 1st Lien Term Loan, 4.50%, 10/13/2020	2,757,660	2,722,500
Solera Holdings, Inc. Senior Secured Term Loan B, 5.75%, 3/3/2023	481,919	482,370
Sophia L.P. Senior Secured Term Loan B, 4.75%, 9/30/2022	3,493,156	3,458,225
Vertafore, Inc. Senior Secured 1st Lien Term Loan, 1.00%, 6/9/2023	3,738,318	3,730,150

		77,225,625

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

SPECIALTY RETAIL — 3.1%
Men’s Wearhouse, Inc. Senior Secured Term Loan B, 4.50%, 6/18/2021	$1,891,779	$1,825,567
Michaels Stores, Inc. Senior Secured Term Loan B, 3.75%, 1/28/2020	4,927,173	4,919,462
Petco Animal Supplies, Inc. Senior Secured Term Loan B2, 4.89%, 1/26/2023	6,484,736	6,461,002
PetSmart, Inc. Senior Secured Term Loan B1, 4.25%, 3/11/2022	11,592,049	11,558,779

		24,764,810

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Dell, Inc. Senior Secured Term Loan B, 1.00%, 5/24/2023	10,948,546	10,924,569
Diebold, Inc. Senior Secured Term Loan, 5.25%, 11/6/2023	1,676,296	1,673,496

		12,598,065

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Beacon Roofing Supply, Inc. Senior Secured Term Loan B, 4.00%, 10/1/2022	1,760,099	1,762,668
McJunkin Red Man Corp. Senior Secured Term Loan, 5.00%, 11/8/2019	1,984,904	1,920,395
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	1,437,746	1,419,774

		5,102,837

WIRELESS TELECOMMUNICATION SERVICES — 1.6%
LTS Buyer LLC Senior Secured 1st Lien Term Loan, 4.00%, 4/13/2020	4,966,726	4,931,040
SBA Senior Finance II LLC Senior Secured Term Loan B1, 3.25%, 3/24/2021	5,964,506	5,915,209
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.50%, 11/9/2022	2,216,517	2,226,568

		13,072,817

TOTAL SENIOR FLOATING RATE LOANS (Cost $695,908,938)		694,913,674

CORPORATE BONDS & NOTES — 6.5%
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Fly Leasing, Ltd. 6.38%, 10/15/2021	500,000	485,000

ENTERTAINMENT — 0.8%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	2,000,000	2,075,000

Scientific Games Corp. 8.13%, 9/15/2018	1,037,000	1,015,938
Scientific Games International, Inc. 7.00%, 1/1/2022 (b)	3,400,000	3,425,500

		6,516,438

FOOD SERVICE — 0.0% (c)
Aramark Services, Inc. 5.75%, 3/15/2020	229,000	235,023

HEALTH CARE PRODUCTS — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (b)	830,000	880,298

HEALTH CARE SERVICES — 1.5%
CHS/Community Health Systems, Inc. 5.13%, 8/1/2021	2,000,000	1,985,000
HCA, Inc. 5.25%, 4/15/2025	1,000,000	1,045,000
Tenet Healthcare Corp.:
4.15%, 6/15/2020	3,000,000	2,962,500
6.75%, 2/1/2020	2,000,000	1,970,000
6.75%, 6/15/2023	2,000,000	1,912,600
8.13%, 4/1/2022	2,000,000	2,044,600

		11,919,700

INTERNET — 0.1%
Blue Coat Holdings, Inc. 8.38%, 6/1/2023 (b)	1,000,000	1,130,000

LEISURE TIME — 0.4%
Sabre GLBL, Inc. 5.38%, 4/15/2023 (b)	2,950,000	3,016,375

MEDIA — 0.8%
Altice Financing SA 7.50%, 5/15/2026 (b)	490,000	478,975
Altice US Finance I Corp. 5.50%, 5/15/2026 (b)	610,000	607,438
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 2/15/2026 (b)	2,000,000	2,055,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (b)	1,000,000	1,014,900
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (b)	360,000	372,600
Numericable-SFR SA 6.00%, 5/15/2022 (b)	2,000,000	1,941,200

		6,470,113

MINING — 0.0% (c)
Kaiser Aluminum Corp. 5.88%, 5/15/2024 (b)	220,000	226,050

PACKAGING & CONTAINERS — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (b)	1,320,000	1,344,816
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
4.13%, 7/15/2021 (b)	2,000,000	2,005,000
5.13%, 7/15/2023 (b)	450,000	455,625

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

5.75%, 10/15/2020	$1,000,000	$1,032,500
7.00%, 7/15/2024 (b)	550,000	565,125

		5,403,066

RETAIL — 0.3%
CEC Entertainment, Inc. 8.00%, 2/15/2022	440,000	425,700
Serta Simmons Bedding LLC 8.13%, 10/1/2020 (b)	2,000,000	2,060,000

		2,485,700

SOFTWARE — 0.6%
First Data Corp. 5.00%, 1/15/2024 (b)	2,000,000	2,000,000
Infor US, Inc. 6.50%, 5/15/2022	3,000,000	2,851,800

		4,851,800

TELECOMMUNICATIONS — 1.1%
Altice Luxembourg SA 7.75%, 5/15/2022 (b)	2,000,000	2,021,250
T-Mobile USA, Inc.:
6.50%, 1/15/2026	2,000,000	2,110,000
6.63%, 4/1/2023	2,000,000	2,118,800
6.73%, 4/28/2022	2,000,000	2,103,200

		8,353,250

TOTAL CORPORATE BONDS & NOTES (Cost $52,187,645)		51,972,813

SHORT-TERM INVESTMENT — 8.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $68,870,496)	68,870,496	68,870,496

TOTAL INVESTMENTS — 101.7%
(Cost $816,967,079)		815,756,983

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(13,267,735)

NET ASSETS — 100.0%		$802,489,248

(a)	The rate shown represents the rate at June 30, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.2% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Aerospace & Defense	$—	$15,753,243	$—	$15,753,243
Airlines	—	8,824,174	—	8,824,174
Automobiles	—	11,132,282	—	11,132,282
Biotechnology	—	3,970,555	—	3,970,555
Building Products	—	3,176,396	—	3,176,396
Capital Markets	—	6,163,918	—	6,163,918
Chemicals	—	12,809,251	—	12,809,251
Commercial Services & Supplies	—	32,862,501	—	32,862,501
Communications Equipment	—	1,397,844	—	1,397,844
Computers & Peripherals	—	1,005,470	—	1,005,470
Containers & Packaging	—	13,361,253	—	13,361,253
Distributors	—	8,130,128	—	8,130,128

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Consumer Services	$—	$14,344,870	$—	$14,344,870
Diversified Financial Services	—	11,471,473	—	11,471,473
Diversified Telecommunication Services	—	28,434,636	—	28,434,636
Electric Utilities	—	3,507,815	—	3,507,815
Electronic Equipment, Instruments & Components	—	16,741,889	—	16,741,889
Food & Staples Retailing	—	20,630,148	—	20,630,148
Food Products	—	10,655,795	—	10,655,795
Health Care Equipment & Supplies	—	2,956,606	—	2,956,606
Health Care Providers & Services	—	28,769,908	—	28,769,908
Health Care Technology	—	10,972,648	—	10,972,648
Hotels, Restaurants & Leisure	—	61,987,035	—	61,987,035
Household Durables	—	8,878,688	—	8,878,688
Household Products	—	2,469,105	—	2,469,105
Independent Power Producers & Energy Traders	—	1,919,296	—	1,919,296
Insurance	—	25,451,037	—	25,451,037
Internet Software & Services	—	16,215,853	—	16,215,853
IT Services	—	20,328,048	—	20,328,048
Life Sciences Tools & Services	—	6,995,329	—	6,995,329
Machinery	—	3,880,314	—	3,880,314
Media	—	39,812,442	—	39,812,442
Multiline Retail	—	4,739,346	—	4,739,346
Personal Products	—	5,667,496	—	5,667,496
Pharmaceuticals	—	31,036,903	—	31,036,903
Professional Services	—	14,599,100	—	14,599,100
Real Estate Investment Trusts (REITs)	—	1,976,259	—	1,976,259
Real Estate Management & Development	—	5,116,142	—	5,116,142
Road & Rail	—	8,607,527	—	8,607,527
Semiconductors & Semiconductor Equipment	—	35,396,797	—	35,396,797
Software	—	77,225,625	—	77,225,625
Specialty Retail	—	24,764,810	—	24,764,810
Technology Hardware, Storage & Peripherals	—	12,598,065	—	12,598,065
Trading Companies & Distributors	—	5,102,837	—	5,102,837
Wireless Telecommunication Services	—	13,072,817	—	13,072,817
Corporate Bonds & Notes
Diversified Financial Services	—	485,000	—	485,000
Entertainment	—	6,516,438	—	6,516,438
Food Service	—	235,023	—	235,023
Health Care Products	—	880,298	—	880,298
Health Care Services	—	11,919,700	—	11,919,700
Internet	—	1,130,000	—	1,130,000

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Leisure Time	$—	$3,016,375	$—	$3,016,375
Media	—	6,470,113	—	6,470,113
Mining	—	226,050	—	226,050
Packaging & Containers	—	5,403,066	—	5,403,066
Retail	—	2,485,700	—	2,485,700
Software	—	4,851,800	—	4,851,800
Telecommunications	—	8,353,250	—	8,353,250
Short-Term Investment	68,870,496	—	—	68,870,496

TOTAL INVESTMENTS	$68,870,496	$746,886,487	$—	$815,756,983

Affiliate Table

	Number of Shares Held at 6/30/15	Value At 6/30/15	Shares		Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
			Purchased	Sold
State Street Institutional Liquid Reserves Fund, Premier Class	11,996,420	$11,996,420	542,017,209	485,143,133	68,870,496	$68,870,496	$139,199	$—

See accompanying notes to financial statements.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SPDR SSGA Ultra Short Term Bond ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Ultra Short Term Bond Portfolio. The schedule of investments for the SSGA Ultra Short Term Bond Portfolio follows.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 30.0%
ASSET-BACKED — OTHER — 3.7%
Ford Credit Floorplan Master Owner Trust A:
Series 2013-5, Class A1, 1.50%, 9/15/2018	$210,000	$210,206
Series 2013-5, Class A2, 0.91%, 9/15/2018 (a)	230,000	230,066
Series 2014-1, Class A2, 0.84%, 2/15/2019 (a)	200,000	199,917
Mercedes-Benz Master Owner Trust Series 2015-AA, Class A, 0.76%, 4/15/2019 (a) (b)	250,000	250,000

		890,189

AUTOMOBILE — 11.6%
BMW Vehicle Lease Trust Series 2015-1, Class A2B, 0.77%, 2/21/2017 (a)	103,211	103,208
Drive Auto Receivables Trust Series 2015-DA, Class A2B, 1.31%, 6/15/2018 (a) (b)	64,174	64,177
Ford Credit Auto Lease Trust Series 2014-B, Class A4, 1.10%, 11/15/2017	250,000	249,991
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3, 1.10%, 9/15/2019	238,359	238,458
Hyundai Auto Receivables Trust Series 2013-B, Class A4, 1.01%, 2/15/2019	905,143	905,456
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/2018	354,189	354,048
Nissan Auto Receivables Owner Trust Series 2016-A, Class A2B, 0.79%, 2/15/2019 (a)	250,000	250,306
Santander Drive Auto Receivables Trust Series 2014-5, Class A3, 1.15%, 1/15/2019	195,761	195,820
Toyota Auto Receivables Owner Trust Series 2015-A, Class A3, 1.12%, 2/15/2019	425,000	425,942
World Omni Auto Receivables Trust Series 2014-B, Class A2A, 0.60%, 1/16/2018	478	478

		2,787,884

CREDIT CARD — 14.7%
American Express Credit Account Master Trust Series 2014-3, Class A, 1.49%, 4/15/2020	230,000	231,770
American Express Credit Account Secured Note Trust Series 2012-4, Class A, 0.68%, 5/15/2020 (a)	250,000	250,125
BA Credit Card Trust Series 2016-A1, Class A, 0.84%, 10/15/2021 (a)	1,000,000	1,000,000

Barclays Dryrock Issuance Trust Series 2014-2, Class A, 0.78%, 3/16/2020 (a)	100,000	99,983
Cabela’s Credit Card Master Note Trust Series 2012-2A, Class A2, 0.92%, 6/15/2020 (a) (b)	250,000	249,710
Capital One Multi-Asset Execution Trust Series 2015-A6, Class A6, 0.81%, 6/15/2020 (a)	250,000	250,318
Chase Issuance Trust:
Series 2007-A3, Class A3, 5.23%, 4/15/2019	500,000	513,350
Series 2013-A3, Class A3, 0.72%, 4/15/2020 (a)	150,000	149,783
Citibank Credit Card Issuance Trust:
Series 2013-A12, Class A12, 0.86%, 11/7/2018 (a)	200,000	200,047
Series 2013-A2, Class A2, 0.73%, 5/26/2020 (a)	420,000	420,087
Golden Credit Card Trust Series 2014-1A, Class A, 0.89%, 3/15/2019 (a) (b)	175,000	174,761

		3,539,934

TOTAL ASSET-BACKED SECURITIES
(Cost $7,216,142)		7,218,007

CORPORATE BONDS & NOTES — 58.3%
AEROSPACE & DEFENSE — 1.0%
Boeing Co. 0.76%, 10/30/2017 (a)	250,000	249,947

AUTO MANUFACTURERS — 6.4%
American Honda Finance Corp.:
Series MTN, 0.81%, 9/2/2016 (a)	100,000	100,035
Series MTN, 0.97%, 12/11/2017 (a)	187,000	186,854
Daimler Finance North America LLC:
0.99%, 3/2/2017 (a) (b)	350,000	349,661
1.35%, 8/3/2017 (a) (b)	150,000	150,099
Toyota Motor Credit Corp. Series 2547, 0.95%, 1/12/2018 (a)	750,000	749,062

		1,535,711

BANKS — 25.5%
Bank of America NA:
1.05%, 5/8/2017 (a)	150,000	150,113
1.13%, 6/5/2017 (a)	300,000	300,288
Bank of Nova Scotia 2.55%, 1/12/2017	400,000	403,180
Branch Banking & Trust Co. 1.05%, 12/1/2016	500,000	500,435
Canadian Imperial Bank of Commerce 1.15%, 7/18/2016 (a)	100,000	100,034
Commonwealth Bank of Australia 1.06%, 3/12/2018 (a) (b)	200,000	199,200
Fifth Third Bank 1.15%, 11/18/2016	200,000	200,129
Goldman Sachs Group, Inc.:
1.66%, 10/23/2019 (a)	500,000	496,950
Series 1, 1.84%, 4/30/2018 (a)	100,000	100,450
JPMorgan Chase & Co.:
1.78%, 6/7/2021 (a)	250,000	249,385
Series 1, 1.26%, 1/28/2019 (a)	350,000	349,303

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Morgan Stanley:
1.49%, 1/24/2019 (a)	$305,000	$304,680
Series GMTN, 1.92%, 4/25/2018 (a)	100,000	100,839
National Australia Bank, Ltd. 0.91%, 6/30/2017 (a) (b)	250,000	249,537
Nederlandse Waterschapsbank NV 0.83%, 10/18/2016 (a) (b)	200,000	200,054
Royal Bank of Canada:
Series GMTN, 0.90%, 6/16/2017 (a)	120,000	119,771
Series GMTN, 1.18%, 3/15/2019 (a)	250,000	248,630
Toronto-Dominion Bank:
1.09%, 7/2/2019 (a)	500,000	495,790
Series MTN, 1.48%, 1/22/2019 (a)	100,000	100,468
US Bank NA:
0.94%, 1/26/2018 (a)	100,000	99,749
1.11%, 10/28/2019 (a)	400,000	398,728
Series MTN, 1.22%, 1/29/2018 (a)	100,000	100,233
Wells Fargo & Co.:
1.06%, 9/14/2018 (a)	300,000	298,401
1.27%, 4/23/2018 (a)	100,000	100,068
Wells Fargo Bank NA 1.38%, 1/22/2018 (a)	250,000	251,002

		6,117,417

BEVERAGES — 3.1%
Anheuser-Busch InBev Finance, Inc. 1.04%, 2/1/2019 (a)	500,000	498,409
PepsiCo, Inc. 0.88%, 7/17/2017 (a)	250,000	250,495

		748,904

HEALTH CARE PRODUCTS — 1.0%
Medtronic, Inc. 0.76%, 2/27/2017 (a)	250,000	249,896

INTERNET — 0.7%
eBay, Inc. 1.12%, 8/1/2019 (a)	160,000	157,227

IT SERVICES — 1.5%
Apple, Inc. 0.70%, 5/5/2017 (a)	150,000	150,060
International Business Machines Corp. 0.82%, 2/6/2018 (a)	205,000	204,844

		354,904

MACHINERY, CONSTRUCTION & MINING — 2.5%
Caterpillar Financial Services Corp.:
Series GMTN, 0.83%, 6/9/2017 (a)	200,000	199,994
Series MTN, 1.00%, 3/3/2017	400,000	400,288

		600,282

MACHINERY-DIVERSIFIED — 2.5%
John Deere Capital Corp.:
1.20%, 1/8/2019 (a)	200,000	200,931
Series MTN, 0.87%, 12/15/2017 (a)	200,000	199,790
Series MTN, 1.85%, 9/15/2016	200,000	200,460

		601,181

OIL & GAS — 6.6%
BP Capital Markets PLC 1.14%, 5/10/2018 (a)	500,000	497,816

Chevron Corp.:
0.99%, 11/9/2017 (a)	250,000	249,970
1.14%, 11/16/2018 (a)	250,000	248,954
ConocoPhillips Co. 0.96%, 5/15/2018 (a)	100,000	98,863
Shell International Finance B.V. 0.95%, 5/10/2017 (a)	250,000	250,255
Statoil ASA 0.83%, 11/9/2017 (a)	250,000	248,913

		1,594,771

PHARMACEUTICALS — 1.0%
Pfizer, Inc. 0.95%, 6/15/2018 (a)	250,000	250,045

RETAIL — 1.7%
Home Depot, Inc. 1.02%, 9/15/2017 (a)	150,000	150,404
Lowe’s Cos., Inc. 1.08%, 9/10/2019 (a)	250,000	250,407

		400,811

SEMICONDUCTORS — 0.6%
QUALCOMM, Inc. 0.91%, 5/18/2018 (a)	150,000	149,540

SOFTWARE — 2.1%
Oracle Corp. 1.14%, 10/8/2019 (a)	500,000	501,180

TELECOMMUNICATIONS — 1.7%
Cisco Systems, Inc.:
0.96%, 6/15/2018 (a)	150,000	149,931
1.25%, 2/21/2018 (a)	250,000	251,495

		401,426

TRANSPORTATION — 0.4%
Canadian National Railway Co. 0.80%, 11/14/2017 (a)	100,000	100,038

TOTAL CORPORATE BONDS & NOTES
(Cost $14,023,761)		14,013,280

U.S. TREASURY OBLIGATIONS — 11.3%
Treasury Bill Zero Coupon, 10/6/2016	1,000,000	999,310
Treasury Notes:
0.63%, 5/31/2017	1,100,000	1,100,988
0.63%, 9/30/2017	300,000	300,281
0.88%, 3/31/2018	300,000	301,500

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,697,690)		2,702,079

	Shares
SHORT-TERM INVESTMENT — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d) (Cost $483,761)	483,761	483,761

TOTAL INVESTMENTS — 101.6% (Cost $24,421,354)		24,417,127
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(377,360)

NET ASSETS — 100.0%		$24,039,767

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(a)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 7.9% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities
Asset-Backed — Other	$—	$890,189	$—	$890,189
Automobile	—	2,787,884	—	2,787,884
Credit Card	—	3,539,934	—	3,539,934
Corporate Bonds & Notes
Aerospace & Defense	—	249,947	—	249,947
Auto Manufacturers	—	1,535,711	—	1,535,711
Banks	—	6,117,417	—	6,117,417
Beverages	—	748,904	—	748,904
Health Care Products	—	249,896	—	249,896
Internet	—	157,227	—	157,227
IT Services	—	354,904	—	354,904
Machinery, Construction & Mining	—	600,282	—	600,282
Machinery-Diversified	—	601,181	—	601,181
Oil & Gas	—	1,594,771	—	1,594,771
Pharmaceuticals	—	250,045	—	250,045
Retail	—	400,811	—	400,811
Semiconductors	—	149,540	—	149,540
Software	—	501,180	—	501,180
Telecommunications	—	401,426	—	401,426
Transportation	—	100,038	—	100,038
U.S. Treasury Obligations	—	2,702,079	—	2,702,079
Short-Term Investment	483,761	—	—	483,761

TOTAL INVESTMENTS	$483,761	$23,933,366	$—	$24,417,127

Affiliate Table

	Number of Shares Held at 6/30/15	Value At 6/30/15	Shares		Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
			Purchased	Sold
State Street Institutional Liquid Reserves Fund, Premier Class	487,918	$487,918	171,008,642	171,012,799	483,761	$483,761	$3,498	$—

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SPDR DoubleLine Total Return Tactical ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street DoubleLine Total Return Tactical Portfolio. The schedule of investments for the State Street DoubleLine Total Return Tactical Portfolio follows.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.5%
AVANT Loans Funding Trust Series 2016-B, Class A, 3.92%, 8/15/2019 (a)	$674,290	$677,096
Octagon Investment Partners, Ltd.:
Series 2012-1AR, Class AR, 1.57%, 5/5/2023 (a) (b)	2,006,488	2,000,462
Series 2016-1A, Class B, 2.81%, 7/15/2027 (a) (b)	2,500,000	2,487,500
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	24,000,000	24,247,166
TCI-Flatiron CLO, Ltd. Series 2016-1A, Class B, 2.86%, 7/17/2028 (a) (b)	2,500,000	2,487,500
Venture CLO, Ltd. Series 2015-20A, Class A, 2.12%, 4/15/2027 (a) (b)	2,500,000	2,477,153
Westlake Automobile Receivables Trust Series 2016-2A, Class B, 2.30%, 11/15/2019 (a)	2,500,000	2,509,571
Wind River CLO, Ltd. Series 2016-1A, Class B, 3.08%, 7/15/2028 (a) (b)	2,500,000	2,492,475

TOTAL ASSET-BACKED SECURITIES
(Cost $39,069,353)		39,378,923

CORPORATE BONDS & NOTES — 16.6%
AUSTRALIA — 0.1%
Westpac Banking Corp. 2.60%, 11/23/2020	2,570,000	2,647,129

BARBADOS — 0.0% (c)
Columbus International, Inc. 7.38%, 3/30/2021	1,000,000	1,056,000

BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	2,530,000	2,622,006

BERMUDA — 0.0% (c)
Aircastle, Ltd. 5.00%, 4/1/2023	465,000	471,394

BRAZIL — 0.5%
Banco do Brasil SA 9.00%, 6/29/2049 (b)	200,000	155,000
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024	700,000	516,250
Cosan Overseas, Ltd. 8.25%, 11/29/2049	4,564,000	4,312,980
Eldorado Intl. Finance GmbH 8.63%, 6/16/2021 (a)	500,000	483,925
ESAL GmbH 6.25%, 2/5/2023	200,000	197,500
Globo Comunicacao e Participacoes SA 5.31%, 5/11/2022 (d)	700,000	707,000
GTL Trade Finance, Inc. 5.89%, 4/29/2024	250,000	220,425
JBS Investments GmbH 7.75%, 10/28/2020	400,000	419,500

JBS USA LLC/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	974,000	1,008,090
Marfrig Holdings Europe B.V.:
6.88%, 6/24/2019	1,300,000	1,303,900
8.00%, 6/8/2023 (a)	1,500,000	1,530,750
Marfrig Overseas, Ltd. 9.50%, 5/4/2020	250,000	257,120
Minerva Luxembourg SA 8.75%, 12/29/2049 (b)	1,650,000	1,658,250

		12,770,690

CANADA — 0.3%
Lundin Mining Corp. 7.50%, 11/1/2020 (a)	875,000	887,578
Open Text Corp. 5.88%, 6/1/2026 (a)	590,000	594,425
Royal Bank of Canada Series MTN, 2.35%, 10/30/2020	2,750,000	2,815,608
Toronto-Dominion Bank Series MTN, 2.13%, 4/7/2021	2,725,000	2,767,133

		7,064,744

CAYMAN ISLANDS — 0.0% (c)
Interoceanica IV Finance, Ltd. Zero Coupon, 11/30/2018	566,478	543,819

CHILE — 1.1%
Banco de Credito e Inversiones 4.00%, 2/11/2023	1,500,000	1,578,323
Celulosa Arauco y Constitucion SA:
4.75%, 1/11/2022	1,500,000	1,599,375
5.00%, 1/21/2021	260,000	280,800
Colbun SA 6.00%, 1/21/2020	1,500,000	1,659,891
CorpGroup Banking SA 6.75%, 3/15/2023	2,750,000	2,564,375
Empresa Electrica Angamos SA 4.88%, 5/25/2029	4,000,000	3,929,512
Empresa Electrica Guacolda SA 4.56%, 4/30/2025 (a)	900,000	836,414
GNL Quintero SA 4.63%, 7/31/2029	3,200,000	3,264,000
Guanay Finance, Ltd. 6.00%, 12/15/2020	4,340,306	4,307,754
Inversiones CMPC SA 4.50%, 4/25/2022	1,580,000	1,655,320
Itau CorpBanca 3.88%, 9/22/2019	1,300,000	1,362,153
Latam Airlines Group SA:
7.25%, 6/9/2020 (a)	800,000	775,000
7.25%, 6/9/2020	700,000	678,125
Sociedad Quimica y Minera de Chile SA:
4.38%, 1/28/2025	2,000,000	1,940,000
5.50%, 4/21/2020	850,000	894,625
Tanner Servicios Financieros SA 4.38%, 3/13/2018	1,100,000	1,102,750
VTR Finance B.V. 6.88%, 1/15/2024	1,200,000	1,196,376

		29,624,793

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

CHINA — 0.2%
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	$1,500,000	$1,513,679
CNPC General Capital, Ltd. 2.75%, 5/14/2019	500,000	509,477
Sinopec Group Overseas Development 2015, Ltd.:
2.50%, 4/28/2020 (a)	500,000	505,393
2.50%, 4/28/2020	500,000	505,394
Tencent Holdings, Ltd. 2.88%, 2/11/2020	2,000,000	2,051,806

		5,085,749

COLOMBIA — 1.6%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings, Ltd. 8.38%, 5/10/2020	1,500,000	1,215,150
Banco Bilbao Vizcaya Argentaria Colombia SA 4.88%, 4/21/2025	2,900,000	2,871,000
Banco Davivienda SA 5.88%, 7/9/2022	1,600,000	1,636,000
Banco de Bogota SA:
5.38%, 2/19/2023	600,000	606,000
6.25%, 5/12/2026	600,000	610,500
6.25%, 5/12/2026 (a)	3,200,000	3,256,000
Banco GNB Sudameris SA:
3.88%, 5/2/2018	2,600,000	2,554,500
7.50%, 7/30/2022	400,000	417,000
Bancolombia SA:
5.95%, 6/3/2021	1,000,000	1,092,500
6.13%, 7/26/2020	3,000,000	3,210,000
Ecopetrol SA:
5.88%, 5/28/2045	500,000	432,500
7.38%, 9/18/2043	2,000,000	1,997,500
Empresa de Energia de Bogota SA ESP 6.13%, 11/10/2021	3,000,000	3,123,750
Empresas Publicas de Medellin ESP 7.63%, 7/29/2019	600,000	690,000
Grupo Aval, Ltd. 4.75%, 9/26/2022	4,500,000	4,398,750
GrupoSura Finance SA:
5.50%, 4/29/2026 (a)	1,400,000	1,459,500
5.70%, 5/18/2021	2,000,000	2,142,000
Oleoducto Central SA 4.00%, 5/7/2021	1,200,000	1,172,400
Pacific Exploration and Production Corp. 7.25%, 12/12/2021	400,000	74,000
SUAM Finance B.V. 4.88%, 4/17/2024	5,330,000	5,529,875
Transportadora de Gas Internacional SA ESP:
5.70%, 3/20/2022	3,000,000	3,127,500
5.70%, 3/20/2022 (a)	200,000	208,500

		41,824,925

COSTA RICA — 0.1%
Banco Nacional de Costa Rica:
4.88%, 11/1/2018	700,000	714,000
5.88%, 4/25/2021 (a)	3,000,000	3,095,100

		3,809,100

DOMINICAN REPUBLIC — 0.2%
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019	400,000	426,000
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	2,200,000	2,288,000
Banco de Reservas de la Republica Dominicana:
7.00%, 2/1/2023 (a)	1,200,000	1,188,000
7.00%, 2/1/2023	1,300,000	1,287,000

		5,189,000

GUATEMALA — 0.3%
Agromercantil Senior Trust 6.25%, 4/10/2019	1,714,000	1,773,133
Cementos Progreso Trust 7.13%, 11/6/2023	1,100,000	1,166,000
Central American Bottling Corp. 6.75%, 2/9/2022	500,000	518,750
Comcel Trust via Comunicaciones Celulares SA 6.88%, 2/6/2024	4,000,000	3,900,000
Industrial Senior Trust 5.50%, 11/1/2022	1,900,000	1,862,000

		9,219,883

HONG KONG — 0.1%
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	1,500,000	1,581,566
Hutchison Whampoa International 12, Ltd. 6.00%, 5/29/2049 (b)	2,000,000	2,060,000

		3,641,566

INDIA — 0.8%
Adani Ports & Special Economic Zone, Ltd. 3.50%, 7/29/2020	4,000,000	3,978,516
Bharat Petroleum Corp., Ltd.:
4.00%, 5/8/2025	500,000	507,263
4.63%, 10/25/2022	600,000	647,280
Bharti Airtel, Ltd. 4.38%, 6/10/2025	3,700,000	3,877,704
Export-Import Bank of India 3.13%, 7/20/2021	700,000	710,166
ONGC Videsh, Ltd.:
3.25%, 7/15/2019	500,000	513,850
3.75%, 5/7/2023	3,800,000	3,880,225
4.63%, 7/15/2024	1,000,000	1,067,316
Reliance Holding USA, Inc. 4.50%, 10/19/2020	250,000	270,614
Reliance Industries, Ltd. 5.88%, 1/1/1900	3,500,000	3,556,700
Vedanta Resources PLC:
6.00%, 1/31/2019	500,000	426,875
8.25%, 6/7/2021	500,000	411,250

		19,847,759

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

ISRAEL — 0.4%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	$3,000,000	$3,112,500
5.41%, 12/30/2025 (a)	2,000,000	2,070,000
Israel Electric Corp., Ltd.:
5.63%, 6/21/2018	3,800,000	4,024,200
Series 6, 5.00%, 11/12/2024 (a)	700,000	747,250

		9,953,950

JAMAICA — 0.1%
Digicel Group, Ltd.:
7.13%, 4/1/2022	3,300,000	2,437,875
8.25%, 9/30/2020	1,700,000	1,419,500

		3,857,375

MALAYSIA — 0.2%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,900,000	1,980,005
Petronas Global Sukuk, Ltd. 2.71%, 3/18/2020	4,200,000	4,247,473

		6,227,478

MEXICO — 1.5%
Banco Mercantil del Norte SA 6.86%, 10/13/2021 (b)	650,000	648,375
Banco Nacional de Comercio Exterior SNC:
4.38%, 10/14/2025 (a)	1,200,000	1,252,320
4.38%, 10/14/2025	2,700,000	2,817,720
Banco Santander Mexico SA 5.95%, 1/30/2024 (b)	4,250,000	4,462,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/9/2022	1,400,000	1,438,500
BBVA Bancomer SA:
5.35%, 11/12/2029 (b)	980,000	967,750
6.01%, 5/17/2022	2,350,000	2,338,250
6.50%, 3/10/2021	2,496,000	2,739,360
Comision Federal de Electricidad:
4.88%, 5/26/2021	1,750,000	1,865,937
4.88%, 1/15/2024	2,000,000	2,092,500
6.13%, 6/16/2045	1,200,000	1,270,500
Credito Real SAB de CV SOFOM ER 7.50%, 3/13/2019	200,000	206,000
Fermaca Enterprises S de RL de CV 6.38%, 3/30/2038	2,610,657	2,597,604
Grupo Elektra SAB de CV 7.25%, 8/6/2018	900,000	888,750
Grupo Idesa SA de CV 7.88%, 12/18/2020	2,000,000	2,035,000
Grupo Posadas SAB de CV 7.88%, 6/30/2022 (a)	400,000	406,000
Mexico Generadora de Energia S de RL 5.50%, 12/6/2032	4,852,038	4,657,956
Petroleos Mexicanos:
5.50%, 1/21/2021	1,500,000	1,589,940
6.38%, 1/23/2045	2,000,000	2,007,762
6.63%, 9/29/2049	600,000	592,500

Sixsigma Networks Mexico SA de CV 8.25%, 11/7/2021	600,000	597,000
TV Azteca SAB de CV:
7.50%, 5/25/2018	600,000	400,500
7.63%, 9/18/2020	600,000	375,000
Unifin Financiera SAB de CV 6.25%, 7/22/2019	400,000	392,400

		38,640,124

NETHERLANDS — 0.2%
Ajecorp B.V. 6.50%, 5/14/2022	150,000	60,375
Mylan NV 3.15%, 6/15/2021 (a)	1,360,000	1,380,609
NXP B.V./NXP Funding LLC 4.13%, 6/1/2021 (a)	900,000	918,000
Shell International Finance B.V. 1.38%, 5/10/2019	2,510,000	2,515,595

		4,874,579

NEW ZEALAND — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 7/15/2023 (a)	1,335,000	1,351,688

PANAMA — 0.5%
Aeropuerto Internacional de Tocumen SA:
5.63%, 5/18/2036 (a)	1,700,000	1,700,000
5.75%, 10/9/2023	2,600,000	2,717,000
ENA Norte Trust 4.95%, 4/25/2028	2,770,209	2,818,687
Global Bank Corp.:
4.75%, 10/5/2017	1,000,000	1,014,000
5.13%, 10/30/2019	4,300,000	4,439,750
5.13%, 10/30/2019 (a)	200,000	206,500

		12,895,937

PARAGUAY — 0.2%
Banco Continental SAECA 8.88%, 10/15/2017	2,000,000	2,030,000
Banco Regional SAECA 8.13%, 1/24/2019	550,000	576,813
Telefonica Celular del Paraguay SA 6.75%, 12/13/2022	1,500,000	1,507,500

		4,114,313

PERU — 0.8%
Abengoa Transmision Sur SA:
6.88%, 4/30/2043 (a)	1,000,000	1,040,000
6.88%, 4/30/2043	2,200,000	2,288,000
Banco Internacional del Peru SAA 6.63%, 3/19/2029 (b)	2,000,000	2,122,500
BBVA Banco Continental SA 5.25%, 9/22/2029 (b)	225,000	232,987
Cia Minera Ares SAC 7.75%, 1/23/2021	1,000,000	1,038,750
Corp. Azucarera del Peru SA 6.38%, 8/2/2022	300,000	276,900
Corp. Financiera de Desarrollo SA:
4.75%, 2/8/2022	800,000	848,000
5.25%, 7/15/2029 (b)	500,000	512,500

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Inkia Energy, Ltd.:
8.38%, 4/4/2021 (a)	$200,000	$210,000
8.38%, 4/4/2021	500,000	525,000
Intercorp Peru, Ltd. 5.88%, 2/12/2025	600,000	598,500
Lima Metro Line 2 Finance, Ltd. 5.88%, 7/5/2034	1,000,000	1,048,500
Minsur SA 6.25%, 2/7/2024	2,000,000	2,030,000
Peru Enhanced Pass-Through Finance, Ltd. Zero Coupon, 6/2/2025	1,600,000	1,251,824
Southern Copper Corp. 5.88%, 4/23/2045	4,000,000	3,765,000
Union Andina de Cementos SAA 5.88%, 10/30/2021	3,000,000	3,040,500
Volcan Cia Minera SAA 5.38%, 2/2/2022	1,800,000	1,611,000

		22,439,961

QATAR — 0.0% (c)
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.30%, 9/30/2020	428,940	458,254

SINGAPORE — 0.6%
DBS Bank, Ltd. VRN, 3.63%, 9/21/2022 (b)	4,000,000	4,088,964
Oversea-Chinese Banking Corp., Ltd. 4.00%, 10/15/2024 (b)	4,500,000	4,708,413
United Overseas Bank, Ltd.:
3.50%, 9/16/2026 (b)	1,200,000	1,223,046
3.75%, 9/19/2024 (b)	4,500,000	4,657,500

		14,677,923

TRINIDAD AND TOBAGO — 0.2%
National Gas Co. of Trinidad & Tobango, Ltd. 6.05%, 1/15/2036	3,900,000	4,036,500

UNITED STATES — 6.4%
21st Century Fox America, Inc. 3.00%, 9/15/2022	2,713,000	2,811,843
AbbVie, Inc. 3.20%, 11/6/2022	2,300,000	2,373,675
Actavis Funding SCS 3.85%, 6/15/2024	2,375,000	2,480,671
Activision Blizzard, Inc. 5.63%, 9/15/2021 (a)	1,318,000	1,374,015
Air Medical Merger Sub Corp. 6.38%, 5/15/2023 (a)	725,000	691,016
Amazon.com, Inc.:
2.60%, 12/5/2019	1,825,000	1,905,140
3.80%, 12/5/2024	485,000	543,013
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,415,000	1,508,673
American Express Credit Corp. Series MTN, 1.80%, 7/31/2018	2,350,000	2,372,083
Anthem, Inc. 3.30%, 1/15/2023	2,530,000	2,613,613
Apache Corp. 4.75%, 4/15/2043	670,000	678,532

Apple, Inc. 4.38%, 5/13/2045	2,280,000	2,456,192
AT&T, Inc.:
3.40%, 5/15/2025	1,990,000	2,029,680
4.13%, 2/17/2026	600,000	643,936
Bank of America Corp. 2.00%, 1/11/2018	2,933,000	2,952,770
BB&T Corp.:
2.05%, 5/10/2021	1,595,000	1,612,060
Series MTN, 2.45%, 1/15/2020	930,000	956,635
Berry Plastics Corp. 5.50%, 5/15/2022	1,325,000	1,358,125
Boston Properties L.P. 3.65%, 2/1/2026	2,225,000	2,361,746
Burlington Northern Santa Fe LLC 3.40%, 9/1/2024	2,476,000	2,686,238
Caterpillar, Inc. 3.40%, 5/15/2024	2,408,000	2,591,478
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (a)	250,000	251,250
5.25%, 9/30/2022	1,350,000	1,382,130
Centene Corp.:
4.75%, 5/15/2022	325,000	331,500
5.63%, 2/15/2021 (a)	900,000	936,540
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	1,355,000	1,375,189
Chevron Corp.:
1.56%, 5/16/2019	905,000	910,231
1.79%, 11/16/2018	496,000	501,993
Cisco Systems, Inc. 2.95%, 2/28/2026	2,320,000	2,471,808
Citigroup, Inc. 3.40%, 5/1/2026	2,735,000	2,796,012
Comcast Corp. 4.40%, 8/15/2035	2,078,000	2,333,761
CommScope, Inc. 5.00%, 6/15/2021 (a)	1,010,000	1,029,796
CSC Holdings LLC 6.75%, 11/15/2021	607,000	619,140
Dollar Tree, Inc. 5.75%, 3/1/2023 (a)	1,295,000	1,375,937
Duke Energy Corp. 3.75%, 4/15/2024	2,610,000	2,807,919
Eli Lilly & Co. 3.70%, 3/1/2045	2,585,000	2,732,011
Energy Transfer Partners L.P.:
4.75%, 1/15/2026	1,975,000	2,032,714
5.20%, 2/1/2022	1,075,000	1,112,625
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,895,000	1,964,770
Equinix, Inc. 5.38%, 4/1/2023	1,565,000	1,611,950
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	1,405,000	1,368,189
First Data Corp. 5.75%, 1/15/2024 (a)	1,350,000	1,328,906

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	$800,000	$698,000
4.00%, 11/14/2021	700,000	630,630
5.45%, 3/15/2043	300,000	240,750
Frontier Communications Corp. 10.50%, 9/15/2022	845,000	895,700
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	866,000	764,245
General Motors Financial Co., Inc.:
3.20%, 7/13/2020	970,000	980,254
4.20%, 3/1/2021	1,295,000	1,351,462
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	2,388,000	2,554,133
Goldman Sachs Group, Inc. 2.88%, 2/25/2021	2,575,000	2,640,517
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	1,270,000	1,311,275
HCA, Inc. 4.25%, 10/15/2019	1,585,000	1,653,353
HD Supply, Inc. 7.50%, 7/15/2020	845,000	882,941
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (a)	2,665,000	2,775,353
Home Depot, Inc.:
3.00%, 4/1/2026	1,677,000	1,781,884
3.35%, 9/15/2025	836,000	913,453
Iron Mountain, Inc. 4.38%, 6/1/2021 (a)	940,000	946,486
JPMorgan Chase & Co. 2.25%, 1/23/2020	2,355,000	2,387,790
Kindred Healthcare, Inc. 8.00%, 1/15/2020	1,440,000	1,438,200
Kraft Heinz Foods Co. 2.80%, 7/2/2020 (a)	2,490,000	2,583,371
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	2,500,000	2,592,263
Lam Research Corp.:
2.80%, 6/15/2021	112,000	114,906
3.45%, 6/15/2023	337,000	347,361
Level 3 Communications, Inc. 5.75%, 12/1/2022	1,346,000	1,362,825
Levi Strauss & Co. 5.00%, 5/1/2025	895,000	897,238
LifePoint Health, Inc. 5.38%, 5/1/2024 (a)	1,015,000	1,020,075
Memorial Production Partners L.P./Memorial Production Finance Corp. 6.88%, 8/1/2022	1,495,000	747,500
MetLife, Inc. 3.60%, 4/10/2024	2,675,000	2,811,219
MGM Growth Properties Operating Partnership L.P./MGP Escrow Co-Issuer, Inc. 5.63%, 5/1/2024 (a)	170,000	179,350
Morgan Stanley:
2.50%, 4/21/2021	1,015,000	1,024,402
2.65%, 1/27/2020	1,750,000	1,785,070
MPLX L.P. 5.50%, 2/15/2023 (a)	1,195,000	1,200,975

National Rural Utilities Cooperative Finance Corp. 2.30%, 11/1/2020	2,310,000	2,374,738
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)	1,330,000	1,343,300
NRG Energy, Inc. 6.25%, 7/15/2022	625,000	607,813
Oracle Corp.:
2.25%, 10/8/2019	2,250,000	2,317,807
2.38%, 1/15/2019	380,000	391,564
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	1,570,000	1,593,550
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	865,000	916,900
Quintiles Transnational Corp. 4.88%, 5/15/2023 (a)	1,565,000	1,593,366
Regal Entertainment Group 5.75%, 3/15/2022	1,430,000	1,465,750
Revlon Consumer Products Corp. 5.75%, 2/15/2021	715,000	693,550
Reynolds American, Inc. 4.00%, 6/12/2022	2,490,000	2,703,088
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	1,155,000	1,179,544
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	1,299,000	1,350,960
SBA Communications Corp. 5.63%, 10/1/2019	1,305,000	1,349,044
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	1,335,000	1,345,012
Select Medical Corp. 6.38%, 6/1/2021	1,515,000	1,440,197
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	630,000	601,650
Simon Property Group L.P. 5.65%, 2/1/2020	1,590,000	1,797,408
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)	1,340,000	1,372,662
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	500,000	495,000
Southern Co. 2.45%, 9/1/2018	2,505,000	2,562,987
Spectrum Brands, Inc. 6.63%, 11/15/2022	862,000	913,720
Station Casinos LLC 7.50%, 3/1/2021	1,265,000	1,339,382
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	2,310,000	2,392,197
TIAA Asset Management Finance Co. LLC 4.13%, 11/1/2024 (a)	2,275,000	2,389,876
Time Warner, Inc. 4.88%, 3/15/2020	1,680,000	1,860,202
TransDigm, Inc. 6.00%, 7/15/2022	1,450,000	1,457,540
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	275,000	291,500

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Tribune Media Co. 5.88%, 7/15/2022	$1,190,000	$1,184,050
Tyson Foods, Inc. 3.95%, 8/15/2024	2,430,000	2,621,881
United Technologies Corp. 3.10%, 6/1/2022	2,730,000	2,899,118
Universal Health Services, Inc. 4.75%, 8/1/2022 (a)	1,175,000	1,195,116
Verizon Communications, Inc. 3.50%, 11/1/2024	2,425,000	2,575,128
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	1,095,000	933,487
Waste Management, Inc. 3.13%, 3/1/2025	1,955,000	2,048,087
Wells Fargo & Co.:
3.00%, 4/22/2026	1,410,000	1,433,485
Series MTN, 3.55%, 9/29/2025	1,450,000	1,541,118

		168,360,263

TOTAL CORPORATE BONDS & NOTES
(Cost $428,494,467)		437,306,902

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
COSTA RICA — 0.1%
Banco de Costa Rica 5.25%, 8/12/2018	850,000	868,062
Instituto Costarricense de Electricidad 6.95%, 11/10/2021	1,200,000	1,242,000

		2,110,062

MEXICO — 0.1%
Mexico Government International Bond 5.63%, 1/15/2017	2,236,000	2,290,782

PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior SA:
3.25%, 5/7/2020 (a)	1,500,000	1,507,500
3.25%, 5/7/2020	2,800,000	2,814,000

		4,321,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,694,139)		8,722,344

SENIOR FLOATING RATE LOANS — 4.0%
AEROSPACE & DEFENSE — 0.1%
BE Aerospace, Inc. Senior Secured Term Loan B, 3.75%, 12/16/2021	1,204,357	1,209,928
TransDigm, Inc.:
Senior Secured Delayed Draw Term Loan F, 3.75%, 6/9/2023	304,105	300,240
Senior Secured Term Loan F, 3.75%, 6/9/2023	337,895	333,600

		1,843,768

AUTO COMPONENTS — 0.0% (c)
Federal-Mogul Holdings Corp. Senior Secured Term Loan C, 4.75%, 4/15/2021	330,761	308,124

BEVERAGES — 0.0% (c)
Maple Holdings Acquisition Corp. Senior Secured Term Loan B, 5.25%, 3/3/2023	575,000	576,437

BUILDING PRODUCTS — 0.0% (c)
Jeld-Wen, Inc. Senior Secured Term Loan, 4.75%, 7/1/2022	1,177,521	1,176,785

CAPITAL MARKETS — 0.0% (c)
Guggenheim Partners LLC Senior Secured Term Loan, 4.25%, 7/22/2020	1,005,872	1,005,716

CHEMICALS — 0.2%
Avantor Performance Materials Holdings, Inc. Senior Secured 1st Lien Term Loan, 6.00%, 6/21/2022	1,200,000	1,193,250
Huntsman International, LLC Senior Secured Term Loan B, 4.25%, 4/1/2023	1,172,200	1,174,761
Klockner-Pentaplast of America, Inc. Senior Secured Term Loan, 5.00%, 4/28/2020	829,289	832,055
PolyOne Corporation Senior Secured Term Loan B, 3.50%, 11/11/2022	1,099,482	1,099,482
PQ Corporation Senior Secured Term Loan, 5.75%, 11/4/2022	1,180,000	1,182,289

		5,481,837

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Allied Security Holdings LLC Senior Secured 1st Lien Term Loan, 4.25%, 2/12/2021	1,151,262	1,148,384
Asurion LLC:
Senior Secured Term Loan B1, 5.00%, 5/24/2019	716,654	714,267
Senior Secured Term Loan B4, 5.00%, 8/4/2022	641,901	634,359
Dealer Tire, LLC Senior Secured Term Loan B, 5.50%, 12/22/2021	1,196,193	1,202,174
KAR Auction Services, Inc. Senior Secured Term Loan B3, 4.25%, 3/9/2023	1,180,130	1,185,535
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan, 4.75%, 7/1/2021	1,115,397	1,118,325
USAGM HoldCo LLC Senior Secured Term Loan, 4.75%, 7/28/2022	1,218,875	1,179,262

		7,182,306

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

CONSTRUCTION & ENGINEERING — 0.0%(c)
Summit Materials Cos., I LLC Senior Secured Term Loan B, 4.00%, 7/17/2022	$1,180,836	$1,176,408

CONTAINERS & PACKAGING — 0.2%
Ardagh Holdings USA, Inc. Senior Secured Incremental Term Loan, 4.00%, 12/17/2019	1,177,139	1,177,139
Berry Plastics Holding Corporation Senior Secured Term Loan H, 3.75%, 10/3/2022	1,159,838	1,152,508
KP Germany Erste GmbH Senior Secured 1st Lien Term Loan, 5.00%, 4/28/2020	354,397	355,579
Reynolds Group Holdings, Inc. Senior Secured Dollar Term Loan, 4.50%, 12/1/2018	1,209,671	1,211,425

		3,896,651

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
Nord Anglia Education Finance LLC Senior Secured Term Loan, 5.00%, 3/31/2021	1,188,032	1,184,325

DIVERSIFIED FINANCIAL SERVICES — 0.1%
AlixPartners LLP Senior Secured Term Loan B, 4.50%, 7/28/2022	1,207,396	1,207,697

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	1,160,000	1,157,535
Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan F, 3.65%, 6/30/2023	1,155,000	1,128,556

		2,286,091

ELECTRIC UTILITIES — 0.1%
EFS Cogen Holdings I LLC Senior Secured Term Loan B, 1.00%, 6/22/2023	946,000	949,548
Southeast PowerGen LLC Senior Secured Term Loan B, 4.50%, 12/2/2021	850,030	822,404

		1,771,952

FOOD & STAPLES RETAILING — 0.1%
Albertsons LLC Senior Secured Term Loan B4, 4.50%, 8/25/2021	1,212,831	1,213,377

FOOD PRODUCTS — 0.3%
AdvancePierre Foods, Inc. Senior Secured Term Loan, 4.75%, 6/2/2023	1,214,000	1,212,482
B&G Foods, Inc. Senior Secured Term Loan B, 3.75%, 11/2/2022	1,202,015	1,206,522
Candy Intermediate Holdings, Inc. Senior Secured Term Loan, 5.50%, 6/15/2023	1,221,000	1,221,763

CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 5.00%, 7/3/2020	1,209,833	1,196,525
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 4.50%, 8/3/2022	1,177,171	1,178,054
Pinnacle Foods Finance LLC Senior Secured Incremental Term Loan I, 3.75%, 1/13/2023	1,164,586	1,171,784

		7,187,130

HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
National Vision, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 3/12/2021	1,184,362	1,153,273

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Acadia Healthcare Co., Inc. Senior Secured Term Loan B2, 4.50%, 2/16/2023	1,199,549	1,190,301
American Renal Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 9/20/2019	1,207,290	1,206,161
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.75%, 6/7/2023	1,218,015	1,219,921
Envision Healthcare Corp. Senior Secured Term Loan B2, 4.50%, 10/28/2022	1,164,487	1,165,506
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 5.00%, 6/7/2023	1,210,000	1,214,840
Surgery Center Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 11/3/2020	1,186,820	1,183,853
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.25%, 12/31/2022	1,195,075	1,195,081
Vizient, Inc. Senior Secured 1st Lien Term Loan, 6.25%, 2/13/2023	1,177,500	1,187,803

		9,563,466

HOTELS, RESTAURANTS & LEISURE — 0.3%
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	1,201,157	1,201,157
Eldorado Resorts LLC Senior Secured Term Loan B, 4.25%, 7/23/2022	1,200,999	1,205,503
Four Seasons Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 6/27/2020	1,151,303	1,144,591
LTF Merger Sub, Inc. Senior Secured Term Loan B, 4.25%, 6/10/2022	1,199,523	1,172,533
MGM Growth Prop. Operating Partnership L.P. Senior Secured Term Loan B, 4.00%, 4/25/2023	1,146,128	1,150,070

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	$1,169,412	$1,154,940
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured Term Loan B, 5.75%, 9/2/2021	20,000	19,919
Yum! Brands Inc. Senior Secured 1st Lien Term Loan B, 3.19%, 6/16/2023	1,210,000	1,213,025

		8,261,738

HOUSEHOLD DURABLES — 0.1%
Serta Simmons Holdings LLC Senior Secured Term Loan, 4.25%, 10/1/2019	1,185,000	1,185,492
Spin Holdco, Inc. Senior Secured Term Loan B, 4.25%, 11/14/2019	1,205,747	1,185,147

		2,370,639

HOUSEHOLD PRODUCTS — 0.1%
KIK Custom Products, Inc. Senior Secured Term Loan B, 6.00%, 8/26/2022	1,132,283	1,118,736
Samsonite International SA Senior Secured Term Loan B, 4.00%, 5/12/2023	1,306,000	1,313,999

		2,432,735

INSURANCE — 0.0% (c)
York Risk Services Holding Corp. Senior Secured Term Loan B, 4.75%, 10/1/2021	1,022,762	905,145

INTERNET SOFTWARE & SERVICES — 0.1%
Match Group Inc. Senior Secured Term Loan B1, 5.50%, 11/16/2022	1,206,250	1,214,796

IT SERVICES — 0.1%
First Data Corp. Senior Secured Extended Term Loan, 4.45%, 3/24/2021	1,157,611	1,155,684
Global Payments, Inc. Senior Secured Term Loan B, 3.96%, 4/22/2023	1,208,000	1,217,664

		2,373,348

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	1,156,636	1,147,238

MACHINERY — 0.0% (c)
Filtration Group Corp. Senior Secured 1st Lien Term Loan, 4.25%, 11/21/2020	1,162,858	1,158,131

MEDIA — 0.4%
Charter Communications Operating LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	1,207,063	1,209,893

Emerald Expositions Holding, Inc. Senior Secured Term Loan B, 4.75%, 6/17/2020	1,061,291	1,059,635
Live Nation Entertainment, Inc. Senior Secured Term Loan B1, 3.50%, 8/16/2020	1,172,274	1,174,472
McGraw-Hill Global Education Holdings LLC Senior Secured Term Loan B, 5.00%, 5/4/2022	857,000	857,214
MGOC, Inc. Senior Secured Term Loan B, 4.00%, 7/31/2020	1,181,508	1,182,247
Neptune Finco Corp. Senior Secured Term Loan B, 5.00%, 10/9/2022	1,165,000	1,169,078
Tribune Media Co. Senior Secured Term Loan, 3.75%, 12/27/2020	1,209,359	1,208,603
Univision Communications, Inc. Senior Secured Term Loan C3, 4.00%, 3/1/2020	1,185,814	1,180,134
Yankee Cable Acquisition LLC Senior Secured Term Loan B, 4.25%, 3/1/2020	494,044	494,352

		9,535,628

MULTILINE RETAIL — 0.1%
Dollar Tree, Inc. Senior Secured Term Loan B1, 3.50%, 7/6/2022	1,205,936	1,207,943

OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Energy Transfer Equity, L.P. Senior Secured Term Loan, 4.00%, 12/2/2019	356,000	344,939

PERSONAL PRODUCTS — 0.1%
Galleria Co. Senior Secured Term Loan B, 3.75%, 1/26/2023	1,180,000	1,180,732
NBTY, Inc. Senior Secured Term Loan B, 5.00%, 5/5/2023	1,151,000	1,144,013

		2,324,745

PHARMACEUTICALS — 0.0% (c)
Endo Luxembourg Finance Company I S.A.R.L. Senior Secured Term Loan B, 3.75%, 9/26/2022	1,214,325	1,197,324

PROFESSIONAL SERVICES — 0.0% (c)
TransUnion LLC Senior Secured Term Loan B2, 3.50%, 4/9/2021	1,160,998	1,148,848

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (c)
Capital Automotive L.P. Senior Secured Term Loan B, 4.00%, 4/10/2019	1,198,627	1,202,199

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Americold Realty Operating Partnership, L.P. Senior Secured Term Loan B, 1.00%, 12/1/2022	249,000	250,556

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

ROAD & RAIL — 0.1%
Hertz Corp. Senior Secured Term Loan B, 1.00%, 6/30/2023	$1,210,000	$1,210,756
PODS LLC Senior Secured 1st Lien Term Loan, 4.50%, 2/2/2022	1,200,680	1,194,677

		2,405,433

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Avago Technologies Cayman, Ltd. Senior Secured Term Loan B1, 4.25%, 2/1/2023	1,207,113	1,210,040
Microsemi Corp. Senior Secured Term Loan B, 3.75%, 1/15/2023	967,894	967,492
NXP B.V. Senior Secured Term Loan B, 3.75%, 12/7/2020	1,203,254	1,207,297
ON Semiconductor Corp. Senior Secured Term Loan B, 5.25%, 3/31/2023	1,180,000	1,186,761

		4,571,590

SOFTWARE — 0.2%
Cengage Learning Acquisitions, Inc. Senior Secured Term Loan B, 1.00%, 6/7/2023	844,000	835,560
Cision US Inc. Senior Secured Term Loan B, 7.00%, 6/16/2023	1,000,000	955,940
Mitchell International, Inc. Senior Secured 2nd Lien Term Loan, 8.50%, 10/11/2021	280,000	260,634
SolarWinds Holdings, Inc. Senior Secured Term Loan, 6.50%, 2/3/2023	1,180,000	1,177,787
Sophia L.P. Senior Secured Term Loan B, 4.75%, 9/30/2022	1,182,358	1,170,535
Vertafore, Inc. Senior Secured 1st Lien Term Loan, 1.00%, 6/9/2023	1,204,000	1,201,369

		5,601,825

SPECIALTY RETAIL — 0.1%
Michaels Stores, Inc. Senior Secured Incremental Term Loan B2, 4.00%, 1/28/2020	1,185,728	1,187,768
Party City Holdings, Inc. Senior Secured Term Loan B, 4.25%, 8/19/2022	1,177,547	1,171,659

		2,359,427

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Dell, Inc.:
Senior Secured Term Loan B, 1.00%, 5/24/2023	1,212,000	1,209,346
Senior Secured Term Loan B2, 4.00%, 4/29/2020	1,132,688	1,130,740

		2,340,086

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Beacon Roofing Supply, Inc. Senior Secured Term Loan B, 4.00%, 10/1/2022	1,140,194	1,141,859
Solenis International LP Senior Secured 1st Lien Term Loan, 4.25%, 7/31/2021	494,716	490,389
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	1,192,558	1,177,651

		2,809,899

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.50%, 11/9/2022	1,149,412	1,154,625

TOTAL SENIOR FLOATING RATE LOANS
(Cost $106,588,901)		106,534,180

COMMERCIAL MORTGAGE BACKED SECURITIES — 17.0%
A10 Securitization LLC:
Series 2016-1, Class 2A3, CMO, 3.00%, 12/20/2030 (a) (b)	4,486,800	4,591,608
Series 2016-1, Class A1, 2.42%, 3/15/2035 (a)	2,487,000	2,508,486
Ajax Mortgage Loan Trust Series 2015-B, Class A, 3.88%, 7/25/2060 (a) (d)	7,461,391	7,385,831
ALM, Ltd. Series 2012-7A, Class A1, 2.05%, 10/19/2024 (a) (b)	2,500,000	2,471,973
Alternative Loan Trust:
Series 2005-79CB, Class A4, 5.50%, 1/25/2036	12,601,472	10,369,783
Series 2006-24CB, Class A9, 6.00%, 6/25/2036	6,138,369	4,838,718
Series 2007-11T1, Class A21, 6.00%, 5/25/2037	2,460,598	1,890,013
Series 2007-14T2, Class A1, CMO, 6.00%, 7/25/2037	27,813,671	17,993,159
Apidos CLO Series 2013-16A, Class B, ABS, 3.43%, 1/19/2025 (a) (b)	1,250,000	1,231,258
Atrium Series 5A, Class A4, 1.03%, 7/20/2020 (a) (b)	1,000,000	960,979
AVANT Loans Funding Trust Series 2015-A, Class A, 4.00%, 8/16/2021 (a)	1,521,074	1,526,783
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XA, IO, 0.50%, 4/14/2033 (a) (b)	30,000,000	925,500
BAMLL Re-REMIC Trust Series 2011-07C1, Class A3B, 5.38%, 12/15/2016 (a)	550,000	551,305

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Banc of America Alternative Loan Trust:
Series 2005-7, Class 2CB1, 6.00%, 8/25/2035	$13,844,752	$13,183,040
Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	8,176,827	7,351,336
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AM, 5.39%, 10/10/2045	500,000	504,086
Series 2015-UBS7, Class C, 4.51%, 9/15/2048 (b)	945,000	930,487
Banc of America Funding Trust:
Series 2005-5, Class 2A1, 5.50%, 9/25/2035	1,930,513	2,005,653
Series 2006-8T2, Class A4, 5.83%, 10/25/2036 (d)	6,568,140	5,334,085
Series 2007-5, Class CA1, 6.00%, 7/25/2037	9,030,454	6,822,297
Series 2010-R5, Class 1A3, 6.00%, 10/26/2037 (a)	5,838,321	5,050,286
BBCMS Trust Series 2015-STP, Class D, 4.43%, 9/10/2028 (a) (b)	1,750,000	1,759,343
BCAP LLC Trust Series 2012-RR1, Class 3A4, 5.81%, 10/26/2035 (a) (b)	6,908,673	6,139,984
Bear Stearns ALTA Trust Series 2006-1, Class 21A2, 2.84%, 2/25/2036 (b)	5,075,299	3,521,730
BlueMountain CLO, Ltd.:
Series 2012-1A, Class A, 1.95%, 7/20/2023 (a) (b)	2,500,000	2,478,520
Series 2012-2A, Class A1, 2.06%, 11/20/2024 (a) (b)	2,500,000	2,501,917
Series 2013-4A, Class A, 2.13%, 4/15/2025 (a) (b)	2,500,000	2,494,082
Series 2015-1A, Class A2, 2.88%, 4/13/2027 (a) (b)	1,800,000	1,765,768
Series 2015-2A, Class D, 4.18%, 7/18/2027 (a) (b)	750,000	696,656
Series 2015-3A, Class A1, 2.11%, 10/20/2027 (a) (b)	2,500,000	2,476,240
Series 2015-3A, Class B, 3.73%, 10/20/2027 (a) (b)	2,500,000	2,479,887
Series 2015-3A, Class C, 4.18%, 10/20/2027 (a) (b)	2,500,000	2,335,425
BXHTL Mortgage Trust Series 2015-JWRZ, Class A, 1.67%, 5/15/2029 (a) (b)	1,500,000	1,494,934
Carlyle Global Market Strategies CLO, Ltd. Series 2012-4A, Class A, 2.02%, 1/20/2025 (a) (b)	2,500,000	2,496,240
CD Mortgage Trust:
Series 2007-CD4, Class AMFX, 5.37%, 12/11/2049 (b)	2,542,000	2,585,668
Series 2007-CD5, Class AJA, 6.33%, 11/15/2044 (b)	800,000	821,766

CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.26%, 1/10/2048 (b)	25,084,671	1,940,370
Series 2016-C4, Class XA, IO, 1.94%, 5/10/2058 (b)	19,947,176	2,490,704
CGGS Commercial Mortgage Trust Series 2016-RNDB, Class AFL, 2.09%, 2/15/2033 (a) (b)	2,289,000	2,312,069
CHL Mortgage PassThrough Trust:
Series 2005-HYB8, Class 4A1, 2.75%, 12/20/2035 (b)	15,498,998	12,075,341
Series 2005-J2, Class 3A14, 5.50%, 8/25/2035	1,982,903	1,752,075
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	6,819,098	5,908,145
Series 2007-HY1, Class 1A1, 3.03%, 4/25/2037 (b)	2,443,715	2,141,820
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AMFX, 5.90%, 12/10/2049 (a) (b)	750,000	755,624
Series 2015-GC27, Class D, 4.58%, 2/10/2048 (a) (b)	943,700	719,504
Series 2015-GC31, Class C, 4.20%, 6/10/2048 (b)	1,500,000	1,469,797
Series 2015-GC33, Class C, 4.72%, 9/10/2058 (b)	1,500,000	1,501,565
Series 2015-GC35, Class C, 4.65%, 11/10/2048	1,435,000	1,419,447
Series 2016-GC36, Class XA, IO, 1.51%, 2/10/2049 (b)	22,173,108	2,060,826
Citigroup Mortgage Loan Trust:
Series 2007-AR5, Class 1A2A, 3.00%, 4/25/2037 (b)	4,597,646	4,162,563
Series 2009-7, Class 3A2, 6.00%, 7/25/2036 (a)	6,129,910	3,956,020
CitiMortgage Alternative Loan Trust:
Series 2006-A7, Class 1A8, CMO, 5.75%, 12/25/2036	7,184,013	6,169,833
Series 2007-A1, Class 1A7, 6.00%, 1/25/2037	12,103,429	10,257,062
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, Class AM, 5.25%, 8/15/2048	2,180,000	2,181,271
Colony Mortgage Capital, Ltd. Series 2015-FL3, Class A, 2.41%, 9/5/2032 (a) (b)	1,320,876	1,316,248
COMM Mortgage Trust:
Series 2015-CR22, Class D, 4.26%, 3/10/2048 (a) (b)	1,500,000	1,197,709
Series 2015-CR22, Class XA, IO, 1.16%, 3/10/2048 (b)	10,904,651	650,057
Series 2015-CR23, Class D, 4.40%, 5/10/2048 (b)	900,000	662,970
Series 2015-CR26, Class B, 4.65%, 10/10/2048 (b)	1,600,000	1,720,070
Series 2015-CR26, Class XA, IO, 1.21%, 10/10/2048 (b)	22,805,488	1,591,390

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Series 2015-DC1, Class D, 4.50%, 2/10/2048 (a) (b)	$750,000	$556,667
Series 2015-DC1, Class XA, IO, 1.33%, 2/10/2048 (b)	9,181,372	621,720
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	1,200,000	873,618
Series 2015-LC21, Class C, 4.46%, 7/10/2048 (b)	968,000	881,360
Series 2016-CR28, Class C, 4.80%, 2/10/2049 (b)	2,235,000	2,204,786
Series 2016-DC2, Class C, 4.80%, 2/10/2049 (b)	1,329,000	1,294,947
Series 2016-DC2, Class XA, IO, 1.14%, 2/10/2049 (b)	19,984,525	1,469,174
Commercial Mortgage Trust Series 2007-GG11, Class AJ, 6.24%, 12/10/2049 (b)	3,000,000	3,013,728
Countrywide Commercial Mortgage Trust Series 2007-MF1, Class A, 6.28%, 11/12/2043 (a) (b)	857,908	878,199
Credit Suisse Commercial Mortgage Trust:
Series 2007-C4, Class A1AM, 6.14%, 9/15/2039 (b)	1,500,000	1,517,314
Series 2007-C5, Class A4, 5.70%, 9/15/2040 (b)	1,648,080	1,684,454
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057	900,000	967,923
Series 2015-C4, Class XA, IO, 1.11%, 11/15/2048 (b)	36,516,893	2,246,994
CSMC MortgageBacked Trust:
Series 2006-7, Class 7A7, 6.00%, 8/25/2036	4,219,467	3,828,602
Series 2006-8, Class 4A1, 6.50%, 10/25/2021	7,977,153	6,658,725
CSMC Trust:
Series 2015-RPL1, Class A1, 3.63%, 2/25/2057 (a) (d)	4,415,991	4,359,073
Series 2015-SAND, Class D, 3.29%, 8/15/2030 (a) (b)	1,550,000	1,491,973
Galaxy CLO, Ltd. Series 2013-15A, Class A, 1.88%, 4/15/2025 (a) (b)	2,500,000	2,473,055
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM, 5.61%, 12/10/2049 (b)	2,109,000	2,040,187
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.75%, 2/10/2046 (b)	15,492,826	1,217,620
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, IO, 1.34%, 4/10/2047 (b)	54,568,850	3,338,921
Series 2014-GC24, Class XA, IO, 1.01%, 9/10/2047 (b)	32,489,343	1,623,603
Series 2015-GC32, Class B, 4.55%, 7/10/2048 (b)	1,500,000	1,579,445

Series 2015-GC32, Class XA, IO, 1.04%, 7/10/2048 (b)	26,734,505	1,434,884
Series 2015-GC34, Class XA, IO, 1.53%, 10/10/2048 (b)	17,431,110	1,563,721
Series 2015-GS1, Class XA, IO, 0.99%, 11/10/2048 (b)	27,157,590	1,627,687
Series 2016-ICE2, Class A, 2.37%, 2/15/2033 (a) (b)	2,225,000	2,240,222
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	3,434,895	2,454,077
GSR Mortgage Loan Trust Series 2007-3F, Class 2A1, 5.75%, 5/25/2037	7,727,486	7,416,949
IndyMac INDX Mortgage Loan Trust Series 2006-R1, Class A3, 2.94%, 12/25/2035 (b)	7,652,029	6,246,132
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	1,465,000	1,460,529
Series 2007-C1, Class AM, 6.19%, 2/15/2051 (b)	2,108,000	2,141,336
Series 2007-CB20, Class AJ, 6.28%, 2/12/2051 (b)	1,500,000	1,492,755
Series 2007-LD11, Class AM, 5.93%, 6/15/2049 (b)	2,180,000	2,180,307
Series 2007-LD12, Class AM, 6.20%, 2/15/2051 (b)	800,000	821,318
Series 2008-C2, Class A4, 6.07%, 2/12/2051	1,907,890	1,979,024
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,887,220
Series 2015-CSMO, Class C, 2.69%, 1/15/2032 (a) (b)	1,500,000	1,488,707
Series 2015-JP1, Class XA, 1.31%, 1/15/2049 (b)	23,251,191	1,568,437
JP Morgan Mortgage Trust:
Series 2006-A3, Class 1A1, 2.83%, 5/25/2036 (b)	12,724,912	11,587,233
Series 2007-S3, Class 1A35, 6.00%, 8/25/2037	16,925,070	14,644,263
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 1.15%, 11/15/2047 (b)	6,443,862	370,725
Series 2014-C26, Class C, 4.57%, 1/15/2048 (b)	1,500,000	1,479,255
Series 2015-C27, Class XA, IO, 1.52%, 2/15/2048 (b)	7,901,087	593,033
Series 2015-C28, Class XA, IO, 1.34%, 10/15/2048 (b)	11,925,133	791,983
Series 2015-C30, Class XA, IO, 0.86%, 7/15/2048 (b)	31,004,113	1,222,895
Series 2015-C32, Class C, 4.82%, 11/15/2048 (b)	1,300,000	1,212,803
Series 2015-C33, Class C, 4.77%, 12/15/2048 (b)	1,739,000	1,699,514

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Series 2016-C1, Class C, 4.91%, 3/15/2049 (b)	$2,180,000	$2,178,683
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.87%, 6/15/2049 (b)	22,119,643	2,471,689
LB Commercial Mortgage Trust:
Series 2007-C3, Class AMB, 5.19%, 7/15/2044	1,084,000	1,114,119
Series 2007-C3, Class AMFL, 6.12%, 7/15/2044 (a) (b)	990,000	1,023,088
LBUBS Commercial Mortgage Trust:
Series 2007-C1, Class AJ, 5.48%, 2/15/2040	3,000,000	3,016,465
Series 2007-C2, Class AM, 5.49%, 2/15/2040 (b)	1,110,000	1,125,897
Series 2007-C7, Class AJ, 6.45%, 9/15/2045 (b)	1,615,000	1,615,523
LCM L.P. Series 16A, Class A, 2.13%, 7/15/2026 (a) (b)	2,500,000	2,494,590
Limerock CLO Series 2007-1A, Class B, 1.27%, 4/24/2023 (a) (b)	500,000	473,346
Madison Park Funding, Ltd.:
Series 2014-14A, Class D, 4.23%, 7/20/2026 (a) (b)	1,250,000	1,152,716
Series 2015-16A, Class B, 3.63%, 4/20/2026 (a) (b)	2,500,000	2,486,025
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	3,665,080	3,013,753
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.74%, 5/12/2039 (b)	1,294,044	1,286,425
Series 2007-C1, Class AM, 6.02%, 6/12/2050 (b)	2,180,000	2,142,491
ML-CFC Commercial Mortgage Trust Series 2007-7, Class A4, 5.81%, 6/12/2050 (b)	2,174,637	2,238,273
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 1.11%, 10/15/2046 (b)	19,230,162	732,135
Series 2013-C7, Class XA, IO, 1.76%, 2/15/2046 (b)	18,403,525	1,231,941
Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	374,584
Series 2015-C20, Class C, 4.61%, 2/15/2048 (b)	500,000	479,366
Series 2015-C25, Class C, 4.68%, 10/15/2048 (b)	1,700,000	1,676,441
Series 2015-C27, Class C, 4.69%, 12/15/2047 (b)	1,219,000	1,188,883
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,113,711

Series 2016-C28, Class XA, IO, 1.45%, 1/15/2049 (b)	24,276,871	2,112,520
Morgan Stanley Capital I Trust:
Series 2007-IQ14, Class A4, 5.69%, 4/15/2049 (b)	1,616,210	1,646,560
Series 2015-UBS8, Class XA, IO, 1.14%, 12/15/2048 (b)	26,297,314	1,804,493
Series 2015-XLF1, Class D, 3.44%, 8/14/2031 (a) (b)	750,000	742,282
Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A1, 2.88%, 7/25/2035 (b)	9,690,037	8,093,151
OZLM, Ltd. Series 2014-6A, Class A2A, 2.78%, 4/17/2026 (a) (b)	2,500,000	2,444,625
Race Point CLO, Ltd. Series 2012-7A, Class A, 2.05%, 11/8/2024 (a) (b)	2,500,000	2,490,245
RALI Trust Series 2004-QS7, Class A4, 5.50%, 5/25/2034	2,066,954	2,098,098
Residential Asset Securitization Trust Series 2005-A13, Class 1A7, 5.50%, 10/25/2035	3,538,199	3,231,362
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-21, Class 1A, 3.01%, 11/25/2035 (b)	3,125,623	2,467,639
Series 2006-8, Class 4A3, 4.83%, 9/25/2036 (b)	2,368,261	2,059,652
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 0.62%, 12/25/2036 (b)	3,665,301	3,134,471
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	3,128,589	3,148,721
Venture CLO, Ltd. Series 2014-17A, Class B2, 2.73%, 7/15/2026 (a) (b)	2,500,000	2,423,823
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C24, Class AJ, 5.66%, 3/15/2045 (b)	183,577	183,364
Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (b)	1,500,000	1,496,917
Series 2007-C33, Class AJ, 6.15%, 2/15/2051 (b)	1,600,000	1,586,773
Series 2007-C33, Class AM, 6.15%, 2/15/2051 (b)	1,550,000	1,596,086
Series 2007-C34, Class A3, 5.68%, 5/15/2046	707,202	728,245
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, 5.50%, 10/25/2035	3,464,707	3,393,413

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Series 2006-5, Class 3A2, 6.00%, 7/25/2036 (d)	$3,643,929	$1,650,774
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	14,940,052	14,361,245
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	721,803
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	623,846
Series 2015-C26, Class XA, IO, 1.54%, 2/15/2048 (b)	9,317,601	748,054
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	692,547
Series 2015-C28, Class C, 4.27%, 5/15/2048 (b)	1,500,000	1,408,853
Series 2015-LC20, Class XA, IO, 1.55%, 4/15/2050 (b)	7,932,647	640,903
Series 2015-NXS1, Class XA, IO, 1.34%, 5/15/2048 (b)	9,910,559	710,704
Series 2015-NXS2, Class XA, IO, 0.94%, 7/15/2058 (b)	29,816,585	1,443,379
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (b)	1,600,000	1,533,992
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,724,635
Series 2015-P2, Class XA, IO, 1.17%, 12/15/2048 (b)	22,148,517	1,524,257
Series 2016-C32, Class C, 4.88%, 1/15/2059 (b)	1,581,000	1,600,970
Series 2016-C33, Class XA, IO, 1.98%, 3/15/2059 (b)	15,623,084	1,862,873
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 2.86%, 8/25/2037 (b)	11,788,117	10,667,377
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.42%, 3/15/2047 (b)	10,571,945	663,979
Series 2014-C21, Class XA, IO, 1.32%, 8/15/2047 (b)	19,620,166	1,272,395

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $461,856,407)		448,679,573

MORTGAGE-BACKED SECURITIES — 0.3%
Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM, 5.90%, 12/10/2049 (b)	800,000	802,850
COMM Mortgage Trust Series 2013-CR12, Class XA, IO, 1.54%, 10/10/2046 (b)	33,994,841	2,258,345
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87%, 12/10/2049 (b)	225,000	232,752

Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.27%, 2/15/2041 (a) (b)	1,700,000	1,774,356
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.99%, 8/10/2045 (b)	1,524,694	1,562,181
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AM, 5.38%, 12/15/2043	1,750,000	1,780,244

TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,654,310)		8,410,728

U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.3%
Federal Home Loan Mortgage Corp.:
3.00%, 6/15/2044	13,969,663	14,428,305
3.00%, 1/1/2045	3,849,294	3,991,354
3.00%, 2/1/2045	2,674,770	2,773,484
3.00%, 3/1/2045	2,750,684	2,852,199
3.00%, 4/1/2045	18,568,636	19,253,919
3.00%, 5/1/2045	9,350,640	9,695,729
3.00%, 7/1/2045	4,744,546	4,919,646
3.00%, 8/1/2045	24,773,344	25,687,614
3.00%, 10/1/2045	15,997,292	16,587,679
3.00%, 12/1/2045	30,995,409	32,139,307
3.00%, 12/1/2045	38,811,792	40,244,157
3.00%, 1/1/2046	21,484,456	22,277,348
3.50%, 2/1/2045	5,287,805	5,576,803
3.50%, 4/1/2045	9,176,785	9,678,330
3.50%, 4/1/2045	7,345,857	7,747,336
3.50%, 4/1/2045	24,969,567	26,334,246
3.50%, 6/1/2045	16,664,933	17,575,733
3.50%, 10/1/2045	19,533,406	20,600,979
3.50%, 2/1/2046	24,499,196	25,848,908
4.50%, 6/1/2044	3,530,299	3,849,288
IO, 5.56%, 5/15/2041 (b)	21,231,885	3,876,335
Series 3822, Class ZG, 4.00%, 2/15/2041	3,391,430	3,901,976
Series 3889, Class VZ, 4.00%, 7/15/2041	18,392,161	19,908,130
Series 3935, Class SJ, IO, 6.21%, 5/15/2041 (b)	5,078,147	717,874
Series 4165, Class ZT, 3.00%, 2/15/2043	14,800,496	14,756,653
Series 4215, Class KC, 2.25%, 3/15/2038	26,196,777	26,765,171
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	36,749,493	42,120,741
Series 4434, Class LZ, 3.00%, 2/15/2045	3,122,276	3,125,029
Series 4444, Class CZ, 3.00%, 2/15/2045	11,448,347	11,348,808
Series 4447, Class A, 3.00%, 6/15/2041	2,908,701	3,046,827
Series 4447, Class Z, 3.00%, 3/15/2045	3,778,680	3,908,320
Series 4471, Class BA, 3.00%, 12/15/2041	9,194,949	9,660,208

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Principal Amount	Value

Series 4471, Class GA, 3.00%, 2/15/2044	$13,315,498	$13,863,027
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	10,806,938	12,339,264
Series 4481, Class B, 3.00%, 12/15/2042	9,266,554	9,601,412
Series 4483, Class CA, 3.00%, 6/15/2044	17,740,676	18,677,379
Series 4491, Class B, 3.00%, 8/15/2040	18,686,648	19,345,237
Series 4492, Class GZ, 3.50%, 7/15/2045	7,845,955	8,375,280
Series 4499, Class AB, 3.00%, 6/15/2042	18,661,115	19,326,655
Series 4503, Class AB, CMO, REMIC, 3.00%, 11/15/2040	12,820,637	13,254,278
Series 4504, Class CA, 3.00%, 4/15/2044	20,250,999	21,332,471
Series 4511, Class QA, 3.00%, 1/15/2041	18,810,939	19,527,577
Series 4511, Class QC, 3.00%, 12/15/2040	14,037,505	14,600,946
Series 4543, Class HG, 2.70%, 4/15/2044	23,854,059	24,488,611
Series 4582, Class HA, 3.00%, 9/15/2045	19,826,371	20,736,732
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,395,405
Federal National Mortgage Association:
3.00%, 11/1/2030	26,582,689	27,884,166
3.00%, 10/1/2034	5,900,991	6,187,026
3.00%, 4/1/2035	4,555,628	4,777,604
3.00%, 4/1/2035	5,258,115	5,514,320
3.00%, 5/1/2035	2,628,572	2,756,650
3.00%, 5/1/2035	2,704,897	2,836,694
3.00%, 6/1/2036	19,922,397	20,899,993
3.00%, 4/1/2040	21,634,876	22,457,116
3.00%, 1/1/2045	3,415,964	3,503,448
3.00%, 2/1/2045	3,674,575	3,770,112
3.00%, 3/1/2045	3,707,270	3,848,166
3.00%, 4/1/2045	16,206,739	16,628,336
3.00%, 7/1/2045	14,503,197	14,886,001
3.00%, 7/1/2046	49,000,000	50,305,679
3.50%, 9/1/2034	4,379,772	4,659,777
3.50%, 12/1/2034	3,888,926	4,137,551
3.50%, 2/1/2035	2,495,667	2,656,222
3.50%, 1/1/2045	17,071,203	18,009,142
3.50%, 2/1/2045	8,224,635	8,679,803
3.50%, 6/1/2045	17,261,609	18,216,904
4.50%, 3/1/2044	1,909,002	2,083,058
4.50%, 3/1/2044	3,111,469	3,395,162
4.50%, 6/1/2044	2,819,892	3,077,000
4.50%, 7/1/2044	2,974,540	3,245,748
4.50%, 2/1/2045	3,302,748	3,603,881
Series 2010-109, Class N, 3.00%, 10/25/2040	5,316,566	5,559,982
Series 2011-51, Class CI, CMO, IO, REMIC, 5.55%, 6/25/2041 (b)	15,663,879	2,488,271

Series 2012-127, Class PA, 2.75%, 11/25/2042	5,831,783	5,985,059
Series 2012-151, Class SB, 5.32%, 1/25/2043 (b)	1,546,036	1,503,984
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	15,459,130	15,645,989
Series 2013-30, Class PS, 5.32%, 4/25/2043 (b)	1,718,187	1,699,775
Series 2014-21, Class GZ, 3.00%, 4/25/2044	5,908,411	5,847,186
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	8,494,056	8,583,083
Series 2015-42, Class CA, 3.00%, 3/25/2044	10,631,836	11,132,501
Series 2015-9, Class HA, 3.00%, 1/25/2045	19,666,256	20,645,040
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	28,103,105	29,247,589
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,363,802	4,384,127
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	19,782,679	20,781,275
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,248,234
Government National Mortgage Association:
Series 2013-169, Class SE, IO, 5.61%, 11/16/2043 (b)	5,132,328	769,005
Series 2013-34, Class PL, 3.00%, 3/20/2042	17,510,032	18,136,758
Series 2014-43, Class PS, IO, 5.73%, 7/20/2042 (b)	15,050,376	1,970,365

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,064,071,732)		1,087,710,492

U.S. TREASURY OBLIGATIONS — 8.8%
Treasury Bond 3.13%, 2/15/2043	27,200,000	32,003,247
Treasury Notes:
0.88%, 6/15/2017	24,200,000	24,285,911
1.38%, 4/30/2020	68,400,000	69,694,811
1.75%, 3/31/2022	40,500,000	41,847,436
2.00%, 2/15/2025	60,200,000	62,959,568
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $223,655,281)		230,790,973
SHORT-TERM INVESTMENT — 13.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (f) (Cost $351,792,987)	351,792,987	351,792,987

TOTAL INVESTMENTS — 103.2% (Cost $2,692,877,577)		2,719,327,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(83,254,125)

NET ASSETS — 100.0%		$2,636,072,977

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.7% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2016. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2016.

CMO Collateralized Mortgage Obligation

IO Interest Only

MTN Medium Term Note

REMIC Real Estate Mortgage Investment Conduit

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$39,378,923	$—	$39,378,923
Corporate Bonds & Notes
Australia	—	2,647,129	—	2,647,129
Barbados	—	1,056,000	—	1,056,000
Belgium	—	2,622,006	—	2,622,006
Bermuda	—	471,394	—	471,394
Brazil	—	12,770,690	—	12,770,690
Canada	—	7,064,744	—	7,064,744
Cayman Islands	—	543,819	—	543,819
Chile	—	29,624,793	—	29,624,793
China	—	5,085,749	—	5,085,749
Colombia	—	41,824,925	—	41,824,925
Costa Rica	—	3,809,100	—	3,809,100
Dominican Republic	—	5,189,000	—	5,189,000
Guatemala	—	9,219,883	—	9,219,883
Hong Kong	—	3,641,566	—	3,641,566
India	—	19,847,759	—	19,847,759
Israel	—	9,953,950	—	9,953,950
Jamaica	—	3,857,375	—	3,857,375
Malaysia	—	6,227,478	—	6,227,478
Mexico	—	38,640,124	—	38,640,124
Netherlands	—	4,874,579	—	4,874,579
New Zealand	—	1,351,688	—	1,351,688
Panama	—	12,895,937	—	12,895,937
Paraguay	—	4,114,313	—	4,114,313
Peru	—	22,439,961	—	22,439,961
Qatar	—	458,254	—	458,254

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Singapore	$—	$14,677,923	$—	$14,677,923
Trinidad And Tobago	—	4,036,500	—	4,036,500
United States	—	168,360,263	—	168,360,263
Foreign Government Obligations
Costa Rica	—	2,110,062	—	2,110,062
Mexico	—	2,290,782	—	2,290,782
Panama	—	4,321,500	—	4,321,500
Senior Floating Rate Loans
Aerospace & Defense	—	1,843,768	—	1,843,768
Auto Components	—	308,124	—	308,124
Beverages	—	576,437	—	576,437
Building Products	—	1,176,785	—	1,176,785
Capital Markets	—	1,005,716	—	1,005,716
Chemicals	—	5,481,837	—	5,481,837
Commercial Services & Supplies	—	7,182,306	—	7,182,306
Construction & Engineering	—	1,176,408	—	1,176,408
Containers & Packaging	—	3,896,651	—	3,896,651
Diversified Consumer Services	—	1,184,325	—	1,184,325
Diversified Financial Services	—	1,207,697	—	1,207,697
Diversified Telecommunication Services	—	2,286,091	—	2,286,091
Electric Utilities	—	1,771,952	—	1,771,952
Food & Staples Retailing	—	1,213,377	—	1,213,377
Food Products	—	7,187,130	—	7,187,130
Health Care Equipment & Supplies	—	1,153,273	—	1,153,273
Health Care Providers & Services	—	9,563,466	—	9,563,466
Hotels, Restaurants & Leisure	—	8,261,738	—	8,261,738
Household Durables	—	2,370,639	—	2,370,639
Household Products	—	2,432,735	—	2,432,735
Insurance	—	905,145	—	905,145
Internet Software & Services	—	1,214,796	—	1,214,796
IT Services	—	2,373,348	—	2,373,348
Life Sciences Tools & Services	—	1,147,238	—	1,147,238
Machinery	—	1,158,131	—	1,158,131
Media	—	9,535,628	—	9,535,628
Multiline Retail	—	1,207,943	—	1,207,943
Oil, Gas & Consumable Fuels	—	344,939	—	344,939
Personal Products	—	2,324,745	—	2,324,745
Pharmaceuticals	—	1,197,324	—	1,197,324
Professional Services	—	1,148,848	—	1,148,848
Real Estate Investment Trusts (REITs)	—	1,202,199	—	1,202,199

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Management & Development	$—	$250,556	$—	$250,556
Road & Rail	—	2,405,433	—	2,405,433
Semiconductors & Semiconductor Equipment	—	4,571,590	—	4,571,590
Software	—	5,601,825	—	5,601,825
Specialty Retail	—	2,359,427	—	2,359,427
Technology Hardware, Storage & Peripherals	—	2,340,086	—	2,340,086
Trading Companies & Distributors	—	2,809,899	—	2,809,899
Wireless Telecommunication Services	—	1,154,625	—	1,154,625
Commercial Mortgage Backed Securities	—	448,679,573	—	448,679,573
Mortgage-Backed Securities	—	8,410,728	—	8,410,728
U.S. Government Agency Obligations	—	1,087,710,492	—	1,087,710,492
U.S. Treasury Obligations	—	230,790,973	—	230,790,973
Short-Term Investment	351,792,987	—	—	351,792,987

TOTAL INVESTMENTS	$351,792,987	$2,367,534,115	$—	$2,719,327,102

Affiliate Table

	Number of Shares Held at 6/30/15	Value At 6/30/15	Shares		Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
			Purchased	Sold
State Street Institutional Liquid Reserves Fund, Premier Class	152,859,462	$152,859,462	1,649,219,723	1,450,286,198	351,792,987	$351,792,987	$648,464	$—

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SPDR MFS Systematic Core Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Core Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Core Equity Portfolio follows.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 4.0%
General Dynamics Corp.	340	$47,342
Northrop Grumman Corp.	845	187,826

		235,168

BANKS — 6.2%
JPMorgan Chase & Co.	3,841	238,680
Wells Fargo & Co.	2,555	120,928

		359,608

BIOTECHNOLOGY — 4.7%
Amgen, Inc.	615	93,572
Gilead Sciences, Inc.	2,199	183,441

		277,013

CHEMICALS — 2.7%
LyondellBasell Industries NV Class A	2,082	154,942

CONSUMER FINANCE — 1.1%
Discover Financial Services	1,212	64,951

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
Verizon Communications, Inc.	3,867	215,933

ELECTRIC UTILITIES — 3.3%
Exelon Corp.	5,310	193,071

FOOD & STAPLES RETAILING — 1.1%
Kroger Co.	1,699	62,506

FOOD PRODUCTS — 5.4%
Archer-Daniels-Midland Co.	2,725	116,875
Mondelez International, Inc. Class A	930	42,324
Tyson Foods, Inc. Class A	2,354	157,224

		316,423

HEALTH CARE PROVIDERS & SERVICES — 4.1%
Aetna, Inc.	616	75,232
Anthem, Inc.	751	98,637
UnitedHealth Group, Inc.	471	66,505

		240,374

HOTELS, RESTAURANTS & LEISURE — 4.2%
Carnival Corp.	1,149	50,786
McDonald’s Corp.	491	59,087
Royal Caribbean Cruises, Ltd.	2,028	136,180

		246,053

HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co.	697	59,015

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.0%
AES Corp.	9,280	115,814

INSURANCE — 5.9%
MetLife, Inc.	4,108	163,622
Security Description	Shares	Value
Prudential Financial, Inc.	2,539	181,132

		344,754

INTERNET & CATALOG RETAIL — 7.4%
Amazon.com, Inc. (a)	402	287,679
Priceline Group, Inc. (a)	118	147,313

		434,992

MEDIA — 2.2%
Charter Communications, Inc. Class A (a)	289	66,077
Comcast Corp. Class A	946	61,670

		127,747

MULTILINE RETAIL — 0.7%
Target Corp.	605	42,241

OIL, GAS & CONSUMABLE FUELS — 5.3%
Exxon Mobil Corp.	1,674	156,921
Valero Energy Corp.	3,011	153,561

		310,482

PHARMACEUTICALS — 8.4%
Eli Lilly & Co.	1,605	126,394
Johnson & Johnson	1,756	213,003
Merck & Co., Inc.	2,597	149,613

		489,010

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Extra Space Storage, Inc. REIT	1,743	161,297

SOFTWARE — 5.6%
Activision Blizzard, Inc.	2,698	106,922
Oracle Corp.	2,387	97,700
Take-Two Interactive Software, Inc. (a)	3,208	121,647

		326,269

SPECIALTY RETAIL — 4.5%
Best Buy Co., Inc.	5,169	158,171
O’Reilly Automotive, Inc. (a)	386	104,645

		262,816

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
Apple, Inc.	1,925	184,030
Hewlett Packard Enterprise Co.	7,724	141,118
HP, Inc.	3,817	47,903

		373,051

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Michael Kors Holdings, Ltd. (a)	2,145	106,135

TOBACCO — 4.2%
Altria Group, Inc.	1,205	83,097
Philip Morris International, Inc.	1,567	159,395

		242,492

TOTAL COMMON STOCKS (Cost $5,769,415)		5,762,157

SHORT-TERM INVESTMENT — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (b) (c) (Cost $70,177)	70,177	70,177

TOTAL INVESTMENTS — 99.9% (Cost $5,839,592)		5,832,334
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,829

NET ASSETS — 100.0%		$5,837,163

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$235,168	$—	$—	$235,168
Banks	359,608	—	—	359,608
Biotechnology	277,013	—	—	277,013
Chemicals	154,942	—	—	154,942
Consumer Finance	64,951	—	—	64,951
Diversified Telecommunication Services	215,933	—	—	215,933
Electric Utilities	193,071	—	—	193,071
Food & Staples Retailing	62,506	—	—	62,506
Food Products	316,423	—	—	316,423
Health Care Providers & Services	240,374	—	—	240,374
Hotels, Restaurants & Leisure	246,053	—	—	246,053
Household Products	59,015	—	—	59,015
Independent Power Producers & Energy Traders	115,814	—	—	115,814
Insurance	344,754	—	—	344,754
Internet & Catalog Retail	434,992	—	—	434,992
Media	127,747	—	—	127,747
Multiline Retail	42,241	—	—	42,241
Oil, Gas & Consumable Fuels	310,482	—	—	310,482
Pharmaceuticals	489,010	—	—	489,010
Real Estate Investment Trusts (REITs)	161,297	—	—	161,297
Software	326,269	—	—	326,269
Specialty Retail	262,816	—	—	262,816
Technology Hardware, Storage & Peripherals	373,051	—	—	373,051
Textiles, Apparel & Luxury Goods	106,135	—	—	106,135
Tobacco	242,492	—	—	242,492
Short-Term Investment	70,177	—	—	70,177

TOTAL INVESTMENTS	$5,832,334	$—	$—	$5,832,334

Affiliate Table

	Number of Shares Held at 6/30/15	Value At 6/30/15	Shares		Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
			Purchased	Sold
State Street Institutional Liquid Reserves Fund, Premier Class	26,105	$26,105	203,801	159,729	70,177	$70,177	$144	$—

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SPDR MFS Systematic Growth Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Growth Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Growth Equity Portfolio follows.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AEROSPACE & DEFENSE — 3.2%
Huntington Ingalls Industries, Inc.	586	$98,466
Northrop Grumman Corp.	1,293	287,408

		385,874

AUTO COMPONENTS — 1.9%
Lear Corp.	2,295	233,539

BANKS — 0.9%
JPMorgan Chase & Co.	1,712	106,384

BEVERAGES — 2.2%
Coca-Cola Co.	5,863	265,770

BIOTECHNOLOGY — 5.9%
Amgen, Inc.	1,691	257,286
Gilead Sciences, Inc.	5,514	459,978

		717,264

CHEMICALS — 2.8%
LyondellBasell Industries NV Class A	4,657	346,574

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
Verizon Communications, Inc.	5,772	322,308

FOOD & STAPLES RETAILING — 4.3%
CVS Health Corp.	1,755	168,024
Kroger Co.	9,704	357,010

		525,034

FOOD PRODUCTS — 3.3%
Tyson Foods, Inc. Class A	6,077	405,883

HEALTH CARE PROVIDERS & SERVICES — 6.8%
Anthem, Inc.	2,450	321,783
HCA Holdings, Inc. (a)	1,159	89,255
McKesson Corp.	1,810	337,837
UnitedHealth Group, Inc.	517	73,000

		821,875

HOTELS, RESTAURANTS & LEISURE — 2.7%
Carnival Corp.	3,139	138,744
McDonald’s Corp.	621	74,731
Norwegian Cruise Line Holdings, Ltd. (a)	2,985	118,922

		332,397

INSURANCE — 1.9%
Prudential Financial, Inc.	3,230	230,428

INTERNET & CATALOG RETAIL — 10.1%
Amazon.com, Inc. (a)	1,084	775,732
Priceline Group, Inc. (a)	359	448,179

		1,223,911

INTERNET SOFTWARE & SERVICES — 4.1%
Alphabet, Inc. Class A (a)	109	76,685
Facebook, Inc. Class A (a)	667	76,225
VeriSign, Inc. (a)	3,958	342,208

		495,118

IT SERVICES — 6.9%
Cognizant Technology Solutions Corp. Class A (a)	1,580	90,439
Fiserv, Inc. (a)	1,490	162,008
Global Payments, Inc.	5,189	370,391

International Business Machines Corp.	1,411	214,161

		836,999

MEDIA — 5.3%
Charter Communications, Inc. Class A (a)	654	149,530
Comcast Corp. Class A	7,552	492,315

		641,845

PHARMACEUTICALS — 5.5%
Bristol-Myers Squibb Co.	2,789	205,131
Eli Lilly & Co.	1,794	141,277
Johnson & Johnson	1,779	215,793
Merck & Co., Inc.	1,873	107,904

		670,105

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
Extra Space Storage, Inc. REIT	1,325	122,616
Simon Property Group, Inc. REIT	938	203,452

		326,068

ROAD & RAIL — 0.6%
Union Pacific Corp.	886	77,304

SOFTWARE — 9.3%
Electronic Arts, Inc. (a)	6,043	457,818
Oracle Corp.	7,209	295,064
Take-Two Interactive Software, Inc. (a)	9,936	376,773

		1,129,655

SPECIALTY RETAIL — 3.8%
AutoZone, Inc. (a)	189	150,036
Best Buy Co., Inc.	8,237	252,052
O’Reilly Automotive, Inc. (a)	140	37,954
Urban Outfitters, Inc. (a)	952	26,180

		466,222

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Apple, Inc.	2,810	268,636

TEXTILES, APPAREL & LUXURY GOODS — 3.6%
Michael Kors Holdings, Ltd. (a)	8,750	432,950

TOBACCO — 4.5%
Altria Group, Inc.	4,948	341,214
Security Description	Shares	Value
Philip Morris International, Inc.	2,063	209,848

		551,062

TRADING COMPANIES & DISTRIBUTORS — 1.5%
United Rentals, Inc. (a)	2,654	178,083

TOTAL COMMON STOCKS (Cost $11,558,334)		11,991,288

SHORT-TERM INVESTMENT — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (b) (c) (Cost $175,794)	175,794	175,794

TOTAL INVESTMENTS — 100.0% (Cost $11,734,128)		12,167,082
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		927

NET ASSETS — 100.0%		$12,168,009

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$385,874	$—	$—	$385,874
Auto Components	233,539	—	—	233,539
Banks	106,384	—	—	106,384
Beverages	265,770	—	—	265,770
Biotechnology	717,264	—	—	717,264
Chemicals	346,574	—	—	346,574
Diversified Telecommunication Services	322,308	—	—	322,308
Food & Staples Retailing	525,034	—	—	525,034
Food Products	405,883	—	—	405,883
Health Care Providers & Services	821,875	—	—	821,875
Hotels, Restaurants & Leisure	332,397	—	—	332,397
Insurance	230,428	—	—	230,428
Internet & Catalog Retail	1,223,911	—	—	1,223,911
Internet Software & Services	495,118	—	—	495,118
IT Services	836,999	—	—	836,999
Media	641,845	—	—	641,845
Pharmaceuticals	670,105	—	—	670,105
Real Estate Investment Trusts (REITs)	326,068	—	—	326,068
Road & Rail	77,304	—	—	77,304
Software	1,129,655	—	—	1,129,655
Specialty Retail	466,222	—	—	466,222
Technology Hardware, Storage & Peripherals	268,636	—	—	268,636
Textiles, Apparel & Luxury Goods	432,950	—	—	432,950
Tobacco	551,062	—	—	551,062
Trading Companies & Distributors	178,083	—	—	178,083
Short-Term Investment	175,794	—	—	175,794

TOTAL INVESTMENTS	$12,167,082	$—	$—	$12,167,082

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Affiliate Table

	Number of Shares Held at 6/30/15	Value At 6/30/15	Shares		Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
			Purchased	Sold
State Street Institutional Liquid Reserves Fund, Premier Class	63,671	$63,671	498,592	386,469	175,794	$175,794	$351	$—

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SPDR MFS Systematic Value Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Value Equity Portfolio follows.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 3.8%
Northrop Grumman Corp.	451	$100,248

AUTO COMPONENTS — 1.0%
Goodyear Tire & Rubber Co.	1,004	25,763

AUTOMOBILES — 1.8%
General Motors Co.	1,640	46,412

BANKS — 11.8%
Citigroup, Inc.	1,631	69,138
JPMorgan Chase & Co.	2,129	132,296
Wells Fargo & Co.	2,239	105,972

		307,406

BIOTECHNOLOGY — 1.4%
Gilead Sciences, Inc.	452	37,706

CHEMICALS — 2.6%
LyondellBasell Industries NV Class A	896	66,680

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	1,678	48,142

CONSUMER FINANCE — 1.7%
Discover Financial Services	831	44,533

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Verizon Communications, Inc.	556	31,047

ELECTRIC UTILITIES — 7.2%
Exelon Corp.	2,794	101,590
PG&E Corp.	854	54,587
PPL Corp.	837	31,597

		187,774

ENERGY EQUIPMENT & SERVICES — 0.9%
Schlumberger, Ltd.	290	22,933

FOOD PRODUCTS — 4.9%
Bunge, Ltd.	670	39,631
Tyson Foods, Inc. Class A	1,331	88,897

		128,528

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Abbott Laboratories	407	15,999

HEALTH CARE PROVIDERS & SERVICES — 3.9%
Anthem, Inc.	167	21,934
Cardinal Health, Inc.	309	24,105
HCA Holdings, Inc. (a)	460	35,425
UnitedHealth Group, Inc.	151	21,321

		102,785

HOTELS, RESTAURANTS & LEISURE — 3.4%
Carnival Corp.	1,593	70,411
Royal Caribbean Cruises, Ltd.	266	17,862

		88,273

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.4%
AES Corp.	5,123	63,935

INDUSTRIAL CONGLOMERATES — 1.6%
Danaher Corp.	424	42,824

INSURANCE — 7.3%
MetLife, Inc.	1,638	65,242
Prudential Financial, Inc.	1,027	73,266

Travelers Cos., Inc.	192	22,856
Validus Holdings, Ltd.	629	30,563

		191,927

INTERNET & CATALOG RETAIL — 1.4%
Priceline Group, Inc. (a)	30	37,452

OIL, GAS & CONSUMABLE FUELS — 11.0%
Chevron Corp.	160	16,773
Exxon Mobil Corp.	543	50,901
Marathon Petroleum Corp.	861	32,683
Occidental Petroleum Corp.	544	41,105
Rice Energy, Inc. (a)	2,280	50,251
Valero Energy Corp.	1,363	69,513
WPX Energy, Inc. (a)	2,736	25,472

		286,698

PHARMACEUTICALS — 6.2%
Johnson & Johnson	629	76,298
Merck & Co., Inc.	1,469	84,629

		160,927

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
AvalonBay Communities, Inc. REIT	411	74,140
STORE Capital Corp.	950	27,978

		102,118

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Intel Corp.	1,876	61,533

SOFTWARE — 4.4%
Activision Blizzard, Inc.	1,709	67,727
Take-Two Interactive Software, Inc. (a)	1,240	47,021

		114,748

SPECIALTY RETAIL — 2.0%
Best Buy Co., Inc.	1,669	51,071

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
HP, Inc.	1,809	22,703
NetApp, Inc.	1,151	28,303

		51,006

TEXTILES, APPAREL & LUXURY GOODS — 3.4%
Michael Kors Holdings, Ltd. (a)	1,820	90,054

TOBACCO — 2.7%
Altria Group, Inc.	1,020	70,339

TOTAL COMMON STOCKS (Cost $2,518,842)		2,578,861

SHORT-TERM INVESTMENT — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (b) (c) (Cost $31,318)	31,318	31,318

TOTAL INVESTMENTS — 99.9%
(Cost $2,550,160)		2,610,179
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,620

NET ASSETS — 100.0%		$2,613,799

(a)	Non-income producing security.

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$100,248	$—	$—	$100,248
Auto Components	25,763	—	—	25,763
Automobiles	46,412	—	—	46,412
Banks	307,406	—	—	307,406
Biotechnology	37,706	—	—	37,706
Chemicals	66,680	—	—	66,680
Communications Equipment	48,142	—	—	48,142
Consumer Finance	44,533	—	—	44,533
Diversified Telecommunication Services	31,047	—	—	31,047
Electric Utilities	187,774	—	—	187,774
Energy Equipment & Services	22,933	—	—	22,933
Food Products	128,528	—	—	128,528
Health Care Equipment & Supplies	15,999	—	—	15,999
Health Care Providers & Services	102,785	—	—	102,785
Hotels, Restaurants & Leisure	88,273	—	—	88,273
Independent Power Producers & Energy Traders	63,935	—	—	63,935
Industrial Conglomerates	42,824	—	—	42,824
Insurance	191,927	—	—	191,927
Internet & Catalog Retail	37,452	—	—	37,452
Oil, Gas & Consumable Fuels	286,698	—	—	286,698
Pharmaceuticals	160,927	—	—	160,927
Real Estate Investment Trusts (REITs)	102,118	—	—	102,118
Semiconductors & Semiconductor Equipment	61,533	—	—	61,533
Software	114,748	—	—	114,748
Specialty Retail	51,071	—	—	51,071
Technology Hardware, Storage & Peripherals	51,006	—	—	51,006
Textiles, Apparel & Luxury Goods	90,054	—	—	90,054
Tobacco	70,339	—	—	70,339
Short-Term Investment	31,318	—	—	31,318

TOTAL INVESTMENTS	$2,610,179	$—	$—	$2,610,179

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Affiliate Table

	Number of Shares Held at 6/30/15	Value At 6/30/15	Shares		Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
			Purchased	Sold
State Street Institutional Liquid Reserves Fund, Premier Class	27,610	$27,610	140,522	136,814	31,318	$31,318	$66	$—

See accompanying notes to financial statements.

STATE STREET RISK AWARE PORTFOLIO

SPDR SSGA Risk Aware ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Risk Aware Portfolio. The schedule of investments for the State Street Risk Aware Portfolio follows.

State Street Risk Aware Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AIR FREIGHT & LOGISTICS — 0.9%
Park-Ohio Holdings Corp.	594	$16,798

AUTO COMPONENTS — 0.3%
Stoneridge, Inc. (a)	296	4,422
Tenneco, Inc. (a)	44	2,051

		6,473

BANKS — 0.7%
First Connecticut Bancorp, Inc.	144	2,385
People’s United Financial, Inc.	759	11,127

		13,512

BEVERAGES — 4.6%
Coca-Cola Co.	1,011	45,829
PepsiCo, Inc.	413	43,753

		89,582

BIOTECHNOLOGY — 3.6%
Amgen, Inc.	409	62,229
Arrowhead Pharmaceuticals, Inc. (a)	734	3,905
Inovio Pharmaceuticals, Inc. (a)	189	1,746
Karyopharm Therapeutics, Inc. (a)	415	2,785

		70,665

BUILDING PRODUCTS — 1.5%
Builders FirstSource, Inc. (a)	963	10,834
USG Corp. (a)	663	17,874

		28,708

CAPITAL MARKETS — 1.3%
Goldman Sachs Group, Inc.	31	4,606
Pzena Investment Management, Inc. Class A	2,750	20,928

		25,534

CHEMICALS — 2.5%
Ferro Corp. (a)	2,445	32,714
Huntsman Corp.	260	3,497
Kraton Performance Polymers, Inc. (a)	347	9,692
Kronos Worldwide, Inc.	354	1,858
LSB Industries, Inc. (a)	134	1,619

		49,380

COMMERCIAL SERVICES & SUPPLIES — 0.9%
ACCO Brands Corp. (a)	1,721	17,778

COMMUNICATIONS EQUIPMENT — 3.1%
Aerohive Networks, Inc. (a)	2,845	18,834
Sonus Networks, Inc. (a)	174	1,512
Ubiquiti Networks, Inc. (a)	1,069	41,328

		61,674

CONSTRUCTION & ENGINEERING — 0.2%
Tutor Perini Corp. (a)	179	4,215

DIVERSIFIED FINANCIAL SERVICES — 4.3%
Berkshire Hathaway, Inc. Class B (a)	573	82,965
Moody’s Corp.	10	937
S&P Global, Inc.	13	1,394

		85,296

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.7%
AT&T, Inc.	1,925	83,179
Globalstar, Inc. (a)	1,390	1,682
Security Description	Shares	Value

Verizon Communications, Inc.	1,549	86,496

		171,357

ELECTRIC UTILITIES — 0.9%
PG&E Corp.	271	17,322

ELECTRICAL EQUIPMENT — 0.2%
FuelCell Energy, Inc. (a)	510	3,172

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Control4 Corp. (a)	204	1,665
InvenSense, Inc. (a)	4,313	26,439
VeriFone Systems, Inc. (a)	614	11,383

		39,487

ENERGY EQUIPMENT & SERVICES — 2.1%
Atwood Oceanics, Inc.	399	4,995
Bristow Group, Inc.	172	1,963
Fairmount Santrol Holdings, Inc. (a)	385	2,968
Geospace Technologies Corp. (a)	64	1,048
Helix Energy Solutions Group, Inc. (a)	336	2,271
Hornbeck Offshore Services, Inc. (a)	415	3,461
Seadrill, Ltd. (a)	1,791	5,803
Tidewater, Inc.	164	723
Unit Corp. (a)	137	2,132
US Silica Holdings, Inc.	466	16,063

		41,427

FOOD PRODUCTS — 3.7%
General Mills, Inc.	1,010	72,033

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Cooper Cos., Inc.	236	40,491

HOTELS, RESTAURANTS & LEISURE — 7.9%
Eldorado Resorts, Inc. (a)	2,929	44,506
Isle of Capri Casinos, Inc. (a)	362	6,632
McDonald’s Corp.	807	97,114
Norwegian Cruise Line Holdings, Ltd. (a)	153	6,096

		154,348

HOUSEHOLD DURABLES — 2.5%
Green Brick Partners, Inc. (a)	4,296	31,232
Hovnanian Enterprises, Inc. Class A (a)	5,059	8,499
KB Home	622	9,461

		49,192

HOUSEHOLD PRODUCTS — 4.9%
Procter & Gamble Co.	1,132	95,846

INSURANCE — 1.4%
Allied World Assurance Co. Holdings AG	640	22,489
American International Group, Inc.	94	4,972

		27,461

INTERNET & CATALOG RETAIL — 2.2%
Expedia, Inc.	71	7,548
FTD Cos., Inc. (a)	895	22,339
Netflix, Inc. (a)	144	13,173

		43,060

IT SERVICES — 1.8%
Visa, Inc. Class A	476	35,305

See accompanying notes to financial statements.

State Street Risk Aware Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Security Description	Shares	Value

MACHINERY — 3.0%
Chart Industries, Inc. (a)	606	$14,623
ExOne Co. (a)	606	6,406
Manitowoc Co., Inc.	5,134	27,980
Oshkosh Corp.	106	5,057
Titan International, Inc.	656	4,067

		58,133

MARINE — 0.0% (b)
Scorpio Bulkers, Inc. (a)	263	734

MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	8	1,829
Eros International PLC (a)	459	7,468

		9,297

METALS & MINING — 1.8%
AK Steel Holding Corp. (a)	1,602	7,465
Freeport-McMoRan, Inc.	415	4,623
Newmont Mining Corp.	430	16,822
Olympic Steel, Inc.	137	3,742
Stillwater Mining Co. (a)	92	1,091
United States Steel Corp.	50	843

		34,586

MULTI-UTILITIES — 1.0%
CenterPoint Energy, Inc.	246	5,904
Dominion Resources, Inc.	171	13,326

		19,230

MULTILINE RETAIL — 1.2%
Dollar General Corp.	239	22,466
Sears Holdings Corp. (a)	106	1,443

		23,909

OIL, GAS & CONSUMABLE FUELS — 3.7%
Cheniere Energy, Inc. (a)	267	10,026
Chesapeake Energy Corp. (a)	1,014	4,340
Clayton Williams Energy, Inc. (a)	73	2,005
Denbury Resources, Inc.	1,433	5,144
EP Energy Corp. Class A (a)	827	4,284
Jones Energy, Inc. Class A (a)	312	1,285
Kinder Morgan, Inc.	1,452	27,181
Oasis Petroleum, Inc. (a)	301	2,811
Pacific Ethanol, Inc. (a)	713	3,886
SemGroup Corp. Class A	50	1,628
SM Energy Co.	33	891
Teekay Corp.	137	977
W&T Offshore, Inc. (a)	2,065	4,791
Whiting Petroleum Corp. (a)	431	3,991

		73,240

PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	43	2,811

PHARMACEUTICALS — 9.1%
ANI Pharmaceuticals, Inc. (a)	118	6,587
Bristol-Myers Squibb Co.	528	38,834
Johnson & Johnson	442	53,615
Merck & Co., Inc.	982	56,573
Theravance Biopharma, Inc. (a)	1,033	23,439

		179,048

Security Description	Shares	Value

PROFESSIONAL SERVICES — 1.0%
Advisory Board Co. (a)	156	5,521
Verisk Analytics, Inc. (a)	176	14,270

		19,791

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
American Tower Corp. REIT	80	9,089
Annaly Capital Management, Inc.	478	5,291

		14,380

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Forestar Group, Inc. (a)	1,233	14,660

ROAD & RAIL — 0.2%
YRC Worldwide, Inc. (a)	389	3,423

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
SunPower Corp. (a)	558	8,643

SOFTWARE — 3.9%
Barracuda Networks, Inc. (a)	871	13,187
Glu Mobile, Inc. (a)	2,543	5,594
Interactive Intelligence Group, Inc. (a)	36	1,476
VASCO Data Security International, Inc. (a)	3,461	56,726

		76,983

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
3D Systems Corp. (a)	160	2,190

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Sequential Brands Group, Inc. (a)	1,205	9,616

THRIFTS & MORTGAGE FINANCE — 6.1%
Flagstar Bancorp, Inc. (a)	4,043	98,690
Impac Mortgage Holdings, Inc. (a)	455	7,134
MGIC Investment Corp. (a)	1,604	9,544
Radian Group, Inc.	389	4,053

		119,421

TRADING COMPANIES & DISTRIBUTORS — 0.9%
CAI International, Inc. (a)	102	765
H&E Equipment Services, Inc.	436	8,297
United Rentals, Inc. (a)	117	7,851

		16,913

TOTAL COMMON STOCKS (Cost $1,871,351)		1,947,124

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d) (Cost $13,432)	13,432	13,432

TOTAL INVESTMENTS — 99.9% (Cost $1,884,783)		1,960,556
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,021

NET ASSETS — 100.0%		$1,961,577

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these

See accompanying notes to financial statements.

State Street Risk Aware Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

transactions during the year ended June 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$16,798	$—	$—	$16,798
Auto Components	6,473	—	—	6,473
Banks	13,512	—	—	13,512
Beverages	89,582	—	—	89,582
Biotechnology	70,665	—	—	70,665
Building Products	28,708	—	—	28,708
Capital Markets	25,534	—	—	25,534
Chemicals	49,380	—	—	49,380
Commercial Services & Supplies	17,778	—	—	17,778
Communications Equipment	61,674	—	—	61,674
Construction & Engineering	4,215	—	—	4,215
Diversified Financial Services	85,296	—	—	85,296
Diversified Telecommunication Services	171,357	—	—	171,357
Electric Utilities	17,322	—	—	17,322
Electrical Equipment	3,172	—	—	3,172
Electronic Equipment, Instruments & Components	39,487	—	—	39,487
Energy Equipment & Services	41,427	—	—	41,427
Food Products	72,033	—	—	72,033
Health Care Equipment & Supplies	40,491	—	—	40,491
Hotels, Restaurants & Leisure	154,348	—	—	154,348
Household Durables	49,192	—	—	49,192
Household Products	95,846	—	—	95,846
Insurance	27,461	—	—	27,461
Internet & Catalog Retail	43,060	—	—	43,060
IT Services	35,305	—	—	35,305
Machinery	58,133	—	—	58,133
Marine	734	—	—	734
Media	9,297	—	—	9,297
Metals & Mining	34,586	—	—	34,586
Multi-Utilities	19,230	—	—	19,230
Multiline Retail	23,909	—	—	23,909
Oil, Gas & Consumable Fuels	73,240	—	—	73,240
Paper & Forest Products	2,811	—	—	2,811
Pharmaceuticals	179,048	—	—	179,048
Professional Services	19,791	—	—	19,791

See accompanying notes to financial statements.

State Street Risk Aware Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Investment Trusts (REITs)	$14,380	$—	$—	$14,380
Real Estate Management & Development	14,660	—	—	14,660
Road & Rail	3,423	—	—	3,423
Semiconductors & Semiconductor Equipment	8,643	—	—	8,643
Software	76,983	—	—	76,983
Technology Hardware, Storage & Peripherals	2,190	—	—	2,190
Textiles, Apparel & Luxury Goods	9,616	—	—	9,616
Thrifts & Mortgage Finance	119,421	—	—	119,421
Trading Companies & Distributors	16,913	—	—	16,913
Short-Term Investment	13,432	—	—	13,432

TOTAL INVESTMENTS	$1,960,556	$—	$—	$1,960,556

Affiliate Table

	Number of Shares Held at 6/30/15	Value At 6/30/15	Shares		Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
			Purchased	Sold
State Street Institutional Liquid Reserves Fund, Premier Class	9,120	$9,120	91,072	86,760	13,432	$13,432	$18	$—

See accompanying notes to financial statements.

SSGA MASTER TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio	Blackstone/ GSO Senior Loan Portfolio
ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$16,593,837	$2,005,990	$18,619,472	$746,886,487
Investments in affiliated issuers, at value (Note 2)	64,243,521	102,879,677	167,151,491	68,870,496

Total Investments	80,837,358	104,885,667	185,770,963	815,756,983
Receivable for capital contributions	—	—	—	—
Cash	—	999,978	—	6,136,808
Receivable for investments sold	—	612,628	4,233,951	36,473,797
Dividends receivable — unaffiliated issuers (Note 2)	—	—	—	—
Interest receivable — unaffiliated issuers (Note 2)	—	—	—	2,938,682
Dividends receivable — affiliated issuers (Note 2)	795	15,605	48,119	18,164

TOTAL ASSETS	80,838,153	106,513,878	190,053,033	861,324,434

LIABILITIES
Payable for capital withdrawals	—	—	1,667,491	—
Payable for investments purchased	—	999,978	8,642,277	58,639,566
Advisory fee payable (Note 4)	12,999	17,019	30,037	195,557
Trustees’ fees and expenses payable (Note 5)	119	—	—	—
Accrued expenses and other liabilities	11	11	15	63

TOTAL LIABILITIES	13,129	1,017,008	10,339,820	58,835,186

NET ASSETS	$80,825,024	$105,496,870	$179,713,213	$802,489,248

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$23,913,491	$2,424,948	$18,822,438	$748,096,583
Investments in affiliated issuers	68,086,167	99,674,982	163,945,722	68,870,496

Total cost of investments	$91,999,658	$102,099,930	$182,768,160	$816,967,079

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio	State Street Risk Aware Portfolio

$23,933,366	$2,367,534,115	$5,762,157	$11,991,288	$2,578,861	$1,947,124
483,761	351,792,987	70,177	175,794	31,318	13,432

24,417,127	2,719,327,102	5,832,334	12,167,082	2,610,179	1,960,556
—	9,963,422	—	—	—	—
580	3,227,686	—	—	—	58
—	16,501,207	—	983,475	—	—
—	—	6,236	12,184	4,250	1,357
33,520	11,828,914	—	—	—	—
592	87,573	24	64	11	5

24,451,819	2,760,935,904	5,838,594	13,162,805	2,614,440	1,961,976

—	—	—	—	—	—
408,242	124,243,447	—	991,816	—	—
3,809	619,381	1,431	2,979	641	399
—	—	—	—	—	—
1	99	—	1	—	—

412,052	124,862,927	1,431	994,796	641	399

$24,039,767	$2,636,072,977	$5,837,163	$12,168,009	$2,613,799	$1,961,577

$23,937,593	$2,341,084,590	$5,769,415	$11,558,334	$2,518,842	$1,871,351
483,761	351,792,987	70,177	175,794	31,318	13,432

$24,421,354	$2,692,877,577	$5,839,592	$11,734,128	$2,550,160	$1,884,783

SSGA MASTER TRUST

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2016

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio	Blackstone/ GSO Senior Loan Portfolio
INVESTMENT INCOME
Interest income	$—	$—	$—	$36,218,956
Dividend income — unaffiliated issuers (Note 2)	76,043	127,058	387,931	—
Dividend income — affiliated issuers (Note 2)	1,393,931	3,553,587	3,948,347	139,199

TOTAL INVESTMENT INCOME (LOSS)	1,469,974	3,680,645	4,336,278	36,358,155

EXPENSES
Advisory fee (Note 3)	188,316	214,271	346,326	2,250,290
Trustees’ fees and expenses (Note 4)	2,027	1,995	2,941	12,398
Miscellaneous expenses	8	8	12	18,229

TOTAL EXPENSES	190,351	216,274	349,279	2,280,917

NET EXPENSES	190,351	216,274	349,279	2,280,917

NET INVESTMENT INCOME (LOSS)	1,279,623	3,464,371	3,986,999	34,077,238

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(4,630,292)	(2,049,022)	(7,220,134)	(46,703,017)
Investment transactions — affiliated issuers	(11,846,362)	(2,749,776)	(3,640,682)	—
Capital gain distributions — unaffiliated issuers	51,217	1,017,301	2,071,030	—

Net realized gain (loss)	(16,425,437)	(3,781,497)	(8,789,786)	(46,703,017)

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(217,859)	(542,000)	(278,285)	7,786,198
Investment transactions — affiliated issuers	6,973,471	4,396,282	2,130,931	—

Net change in unrealized appreciation/depreciation	6,755,612	3,854,282	1,852,646	7,786,198

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,669,825)	72,785	(6,937,140)	(38,916,819)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(8,390,202)	$3,537,156	$(2,950,141)	$(4,839,581)

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio	State Street Risk Aware Portfolio

$283,180	$62,550,019	$—	$—	$—	$—
—	—	114,724	177,093	65,960	38,325
3,498	648,464	144	351	66	18

286,678	63,198,483	114,868	177,444	66,026	38,343

64,247	5,121,226	14,379	31,913	8,048	4,729
712	23,533	223	314	196	184
182	13,423	—	1	—	—

65,141	5,158,182	14,602	32,228	8,244	4,913

65,141	5,158,182	14,602	32,228	8,244	4,913

221,537	58,040,301	100,266	145,216	57,782	33,430

(268,835)	(3,169,628)	351,176	378,209	109,895	(69,249)
—	—	—	—	—	—
—	—	—	—	—	—

(268,835)	(3,169,628)	351,176	378,209	109,895	(69,249)

5,488	33,117,161	(346,393)	53,236	(243,654)	64,874
—	—	—	—	—	—

5,488	33,117,161	(346,393)	53,236	(243,654)	64,874

(263,347)	29,947,533	4,783	431,445	(133,759)	(4,375)

$(41,810)	$87,987,834	$105,049	$576,661	$(75,977)	$29,055

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SSGA Multi-Asset Real Return Portfolio		SSGA Income Allocation Portfolio
	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/16	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,279,623	$2,533,608	$3,464,371	$3,664,590
Net realized gain (loss)	(16,425,437)	(4,432,160)	(3,781,497)	544,895
Net change in unrealized appreciation/depreciation	6,755,612	(23,442,541)	3,854,282	(6,320,056)

Net increase (decrease) in net assets resulting from operations	(8,390,202)	(25,341,093)	3,537,156	(2,110,571)

CAPITAL TRANSACTIONS:
Contributions	26,711,193	66,337,576	3,064,239	34,191,856
Withdrawals	(79,491,499)	(63,635,938)	(22,253,312)	(14,962,876)

Net increase (decrease) in net assets from capital transactions	(52,780,306)	2,701,638	(19,189,073)	19,228,980

Net increase (decrease) in net assets during the period	(61,170,508)	(22,639,455)	(15,651,917)	17,118,409

Net assets at beginning of period	141,995,532	164,634,987	121,148,787	104,030,378

NET ASSETS AT END OF PERIOD	$80,825,024	$141,995,532	$105,496,870	$121,148,787

*	Amounts have been adjusted from prior year annual report to reflect appropriate presentation.

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio		Blackstone/GSO Senior Loan Portfolio		SSGA Ultra Short Term Bond Portfolio
Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/16	Year Ended 6/30/15*	Year Ended 6/30/16	Year Ended 6/30/15*

$3,986,999	$3,038,349	$34,077,238	$27,436,035	$221,537	$53,847
(8,789,786)	2,763,789	(46,703,017)	(750,613)	(268,835)	(4,837)
1,852,646	(5,265,539)	7,786,198	(10,613,268)	5,488	(20,194)

(2,950,141)	536,599	(4,839,581)	16,072,154	(41,810)	28,816

99,464,019	72,106,656	239,502,612	123,669,008	195,887,137	6,015,883
(61,576,069)	(26,359,458)	(104,437,485)	(77,954,422)	(187,824,678)	(4,061,512)

37,887,950	45,747,198	135,065,127	45,714,586	8,062,459	1,954,371

34,937,809	46,283,797	130,225,546	61,786,740	8,020,649	1,983,187

144,775,404	98,491,607	672,263,702	610,476,962	16,019,118	14,035,931

$179,713,213	$144,775,404	$802,489,248	$672,263,702	$24,039,767	$16,019,118

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street DoubleLine Total Return Tactical Portfolio		SSGA MFS Systematic Core Equity Portfolio
	Year Ended 6/30/16	For the Period 2/23/15* - 6/30/15**	Year Ended 6/30/16	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$58,040,301	$4,868,673	$100,266	$52,825
Net realized gain (loss)	(3,169,628)	(1,029,740)	351,176	313,500
Net change in unrealized appreciation/depreciation	33,117,161	(6,667,636)	(346,393)	48,740

Net increase (decrease) in net assets resulting from operations	87,987,834	(2,828,703)	105,049	415,065

CAPITAL TRANSACTIONS:
Contributions	1,856,614,856	749,522,765	5,860,886	—
Withdrawals	(55,223,775)	—	(3,069,067)	(2,852,753)

Net increase (decrease) in net assets from capital transactions	1,801,391,081	749,522,765	2,791,819	(2,852,753)

Net increase (decrease) in net assets during the period	1,889,378,915	746,694,062	2,896,868	(2,437,688)

Net assets at beginning of period	746,694,062	—	2,940,295	5,377,983

NET ASSETS AT END OF PERIOD	$2,636,072,977	$746,694,062	$5,837,163	$2,940,295

*	Inception date.
**	Amounts have been adjusted from prior year annual report to reflect appropriate presentation.

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio		SSGA MFS Systematic Value Equity Portfolio		State Street Risk Aware Portfolio
Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/16	For the Period 9/9/14* - 6/30/15

$145,216	$52,332	$57,782	$49,890	$33,430	$26,381
378,209	451,931	109,895	294,237	(69,249)	(232,469)
53,236	35,715	(243,654)	41,453	64,874	10,899

576,661	539,978	(75,977)	385,580	29,055	(195,189)

8,964,864	3,023,489	—	—	—	4,000,000
(3,418,489)	(2,891,074)	(219,833)	(2,762,295)	(34,512)	(1,837,777)

5,546,375	132,415	(219,833)	(2,762,295)	(34,512)	2,162,223

6,123,036	672,393	(295,810)	(2,376,715)	(5,457)	1,967,034

6,044,973	5,372,580	2,909,609	5,286,324	1,967,034	—

$12,168,009	$6,044,973	$2,613,799	$2,909,609	$1,961,577	$1,967,034

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Multi-Asset Real Return Portfolio†
	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$80,825	$141,996	$164,635	$121,584	$5,827
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20	%(b)
Net investment income (loss)	1.36%	1.56%	2.01%	2.91%	3.84	%(b)
Portfolio turnover rate	25%	33%	40%	31%	10	%(a)
Total return	(3.94)%	(14.80)%	13.93%	(1.63)%	(3.42	)%(a)

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Income Allocation Portfolio†
	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$105,497	$121,149	$104,030	$174,255	$9,114
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20	%(b)
Net investment income (loss)	3.23%	3.15%	3.89%	4.65%	8.39	%(b)
Portfolio turnover rate	54%	64%	63%	80%	15	%(a)
Total return	3.95%	(1.42)%	13.84%	4.39%	0.92	%(a)

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Global Allocation Portfolio†
	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$179,713	$144,775	$98,492	$51,936	$4,451
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20	%(b)
Net investment income (loss)	2.30%	2.45%	2.76%	3.07%	4.34	%(b)
Portfolio turnover rate	86%	98%	89%	123%	25	%(a)
Total return	(0.80)%	0.49%	16.80%	9.92%	(1.82	)%(a)

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	Blackstone/GSO Senior Loan Portfolio
	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 4/3/13* - 6/30/13
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$802,489	$672,264	$610,477	$332,792
Ratios to average net assets:
Total expenses	0.30%	0.31%	0.30%	0.30	%(b)
Net investment income (loss)	4.54%	4.49%	3.63%	2.57	%(b)
Portfolio turnover rate	88%	65%	77%	4	%(a)
Total return	(0.20)%	2.98%	4.00%	(0.31	)%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Ultra Short Term Bond Portfolio
	Year Ended 6/30/16	Year Ended 6/30/15	For the Period 10/9/13* - 6/30/14
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,040	$16,019	$14,036
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20	%(b)
Net investment income (loss)	0.69%	0.33%	0.34	%(b)
Portfolio turnover rate	407%	79%	39	%(a)
Total return	0.65%	0.21%	0.47	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	State Street DoubleLine Total Return Tactical Portfolio
	Year Ended 6/30/16	For the Period 2/23/15* - 6/30/15
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,636,073	$746,694
Ratios to average net assets:
Total expenses	0.30%	0.30	%(b)
Net investment income (loss)	3.38%	3.46	%(b)
Portfolio turnover rate	38%	14	%(a)
Total return	4.32%	(0.36	)%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Core Equity Portfolio
	Year Ended 6/30/16	Year Ended 6/30/15	For thePeriod 1/8/14* - 6/30/14
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,837	$2,940	$5,378
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30	%(b)
Net investment income (loss)	2.08%	1.72%	1.55	%(b)
Portfolio turnover rate	39%	54%	27	%(a)
Total return	2.53%	14.00%	7.92	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Growth Equity Portfolio
	Year Ended 6/30/16	Year Ended 6/30/15	For thePeriod 1/8/14* - 6/30/14
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,168	$6,045	$5,373
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30	%(b)
Net investment income (loss)	1.37%	1.44%	1.46	%(b)
Portfolio turnover rate	56%	67%	20	%(a)
Total return	4.24%	17.85%	7.85	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Value Equity Portfolio
	Year Ended 6/30/16	Year Ended 6/30/15	For thePeriod 1/8/14* - 6/30/14
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,614	$2,910	$5,286
Ratios to average net assets:
Total expenses	0.31%	0.30%	0.30	%(b)
Net investment income (loss)	2.15%	1.67%	1.73	%(b)
Portfolio turnover rate	64%	61%	23	%(a)
Total return	(2.13)%	13.79%	6.20	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	State Street Risk Aware Portfolio
	Year Ended 6/30/16	For thePeriod 9/9/14* - 6/30/15
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,962	$1,967
Ratios to average net assets:
Total expenses	0.26%	0.25	%(b)
Net investment income (loss)	1.77%	1.46	%(b)
Portfolio turnover rate	76%	122	%(a)
Total return	1.57%	(0.46	)%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

1.	Organization

SSGA Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“190 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on March 30, 2011.

As of June 30, 2016, the Trust consists of ten (10) series, each of which represents a separate series of beneficial interest in the Trust (each, a “Portfolio” and collectively, the “Portfolios”). The financial statements herein relate to the following Funds:

SSGA Multi-Asset Real Return Portfolio

SSGA Income Allocation Portfolio

SSGA Global Allocation Portfolio

Blackstone / GSO Senior Loan Portfolio

SSGA Ultra Short Term Bond Portfolio

State Street DoubleLine Total Return Tactical Portfolio

SSGA MFS Systematic Core Equity Portfolio

SSGA MFS Systematic Growth Equity Portfolio

SSGA MFS Systematic Value Equity Portfolio

State Street Risk Aware Portfolio

Each portfolio is classified as a diversified investment company under the 1940 Act, with the exception of SPDR SSGA Ultra Short Term Bond Portfolio, State Street Doubleline Total Return Tactical Portfolio and State Street Risk Aware Portfolio, which are each a non-diversified investment company.

Each portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

•	Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service.

•	Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans in which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolios’ underlying benchmarks. Various inputs are used in determining the value of the Portfolios’ investments.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in each Portfolio’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no material transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premium and

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Portfolios invest in Real Estate Investment Trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

3.	Securities and Other Investments

Loan Agreements

The Blackstone / GSO Senior Loan Portfolio and State Street DoubleLine Total Return Tactical Portfolio invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios as the issuers of such loans.

4.	Fees and Transactions with Affiliates

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Portfolios, facilities furnished, and expenses borne by the Adviser, each Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate
SSGA Multi-Asset Real Return Portfolio	0.20%
SSGA Income Allocation Portfolio	0.20

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

Annual Rate
SSGA Global Allocation Portfolio	0.20%
Blackstone / GSO Senior Loan Portfolio	0.30
SSGA Ultra Short Term Bond Portfolio	0.20
State Street DoubleLine Total Return Tactical Portfolio	0.30
SSGA MFS Systematic Core Equity Portfolio	0.30
SSGA MFS Systematic Growth Equity Portfolio	0.30
SSGA MFS Systematic Value Equity Portfolio	0.30
State Street Risk Aware Portfolio	0.25

The Adviser pays all expenses of each Portfolio other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including and Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Blackstone / GSO Senior Loan Portfolio from the Adviser.

Massachusetts Financial Services Company (“MFS”) receives fees for its services as the sub-adviser to the SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio and SSGA MFS Systematic Value Equity Portfolio from the Adviser.

DoubleLine Capital LP receives fees for its services as the sub-adviser to the State Street DoubleLine Total Return Portfolio from the Adviser.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Other Transactions with Affiliates

The Fund may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2016 are disclosed in the Schedules of Investments.

Due to custodian

In certain circumstances, funds may have cash overdraft with the custodian. The Due to custodian if any, reflects cash overdrawn with SSB as custodian who is an affiliate of the funds.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended June 30, 2016, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SSGA Multi-Asset Real Return Portfolio	$—	$—	$22,768,409	$22,486,396
SSGA Income Allocation Portfolio	—	—	56,093,323	58,750,553

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SSGA Global Allocation Portfolio	$—	$—	$128,689,321	$126,408,223
Blackstone / GSO Senior Loan Portfolio	—	—	764,413,237	629,806,468
SSGA Ultra Short Term Bond Portfolio	7,608,073	8,181,986	161,117,320	154,907,878
State Street DoubleLine Total Return Tactical Portfolio	755,147,305	196,241,641	3,174,123,407	1,851,693,512
SSGA MFS Systematic Core Equity Portfolio	—	—	1,887,886	1,977,770
SSGA MFS Systematic Growth Equity Portfolio	—	—	5,884,211	6,118,543
SSGA MFS Systematic Value Equity Portfolio	—	—	1,710,807	1,854,012
State Street Risk Aware Portfolio	—	—	1,445,989	1,447,749

For the year ended June 30, 2016, the following Portfolios had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	Contributions	Redemptions	Realized Gain/(Loss)
SSGA Multi-Asset Real Return Portfolio	$23,407,106	$69,524,043	$(6,995,502)
SSGA Income Allocation Portfolio	2,957,156	17,386,235	422,737
SSGA Global Allocation Portfolio	90,870,924	47,767,242	593,025
SSGA MFS Systematic Core Equity Portfolio	5,816,924	2,881,127	349,502
SSGA MFS Systematic Growth Equity Portfolio	8,897,210	3,077,146	501,402

7.	Income Tax Information

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$91,999,658	$1,858,766	$13,021,066	$(11,162,300)
SSGA Income Allocation Portfolio	102,099,930	5,918,172	3,132,435	2,785,737
SSGA Global Allocation Portfolio	182,768,160	6,729,453	3,726,650	3,002,803
Blackstone / GSO Senior Loan Portfolio	816,967,079	3,459,696	4,669,792	(1,210,096)
SSGA Ultra Short Term Bond Portfolio	24,421,354	17,733	21,960	(4,227)
State Street DoubleLine Total Return Tactical Portfolio	2,692,877,577	46,613,521	20,163,996	26,449,525
SSGA MFS Systematic Core Equity Portfolio	5,839,592	357,310	364,568	(7,258)
SSGA MFS Systematic Growth Equity Portfolio	11,734,128	929,484	496,530	432,954
SSGA MFS Systematic Value Equity Portfolio	2,550,160	227,465	167,446	60,019
State Street Risk Aware Portfolio	1,884,783	159,033	83,260	75,773

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016

8.	Line of Credit

Certain Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. Blackstone / GSO Senior Loan Portfolio has exclusive access to $100 million of the total credit facility. The agreement expires in October 2016 unless extended or renewed. Prior to October 14, 2015, the participants could borrow up to $300 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements. The following Funds participate in the credit facility:

Blackstone / GSO Senior Loan Portfolio

SSGA Ultra Short Term Bond Portfolio

SPDR DoubleLine Total Return Tactical Portfolio

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Blackstone / GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. Blackstone / GSO Senior Loan Portfolio may borrow up to a maximum of 25 percent of its assets or a lower amount as set forth in the Portfolio’s prospectus. No Portfolios had outstanding loans during the six months ended June 30, 2016.

9.	Risks

Concentration Risk

As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios’ invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On May 26, 2016, the Board unanimously voted to close and liquidate the State Street Risk Aware Portfolio effective August 24, 2016.

SSGA MASTER TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and Board of Trustees of

SSGA Master Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSGA Master Trust (comprising, respectively, the SSGA Multi-Asset Real Return Portfolio, SSGA Income Allocation Portfolio, SSGA Global Allocation Portfolio, Blackstone/GSO Senior Loan Portfolio, SSGA Ultra Short Term Bond Portfolio, State Street DoubleLine Total Return Tactical Portfolio, SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio, SSGA MFS Systematic Value Equity Portfolio and State Street Risk Aware Portfolio) (collectively, the “Portfolios”), as of June 30, 2016, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016 by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers or others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting SSGA Master Trust at June 30, 2016, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 26, 2016

SSGA MASTER TRUST

OTHER INFORMATION

June 30, 2016

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolios’ investment adviser to vote proxies relating to the Portfolios’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolios’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreements

At in-person meetings held prior to June 30, 2016, the Board of Trustees of the Trusts (the “Board”) evaluated proposals (1) to continue the separate Investment Advisory Agreements (the “Agreements”) between each Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational series of SSGA Active Trust (the “Current ETFs”) and SSGA Master Trust (together with the Current ETFs, the “Current Funds”), and (2) to approve the separate Agreements between the Adviser and (a) the SSGA Active Trust with respect to the SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Emerging Markets Fixed Income ETF (the “New ETFs” and, together with the Current ETFs, the “ETFs”), and the State Street Disciplined Global Equity Portfolio (together with the New ETFs, the “New Funds”) each a new series of the SSGA Active Trust, (with the Current Funds and New Funds collectively being referred to hereafter as the “Funds”), each of which commenced operations during the period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately with their independent legal counsel to consider the Agreements.

In evaluating the Agreements, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by, or expected to be provided by, the Adviser with respect to the Funds under the Agreements, (ii) investment performance of the Current Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trusts, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by, or expected to be provided by, the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the ETFs as exchange-traded funds in a master-feeder structure, as appropriate, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2016

serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board also considered the Adviser’s experience in active management, managing exchange-traded funds in master-feeder structures and overseeing third-party sub-advisers, as applicable.

Investment Performance

The Board then reviewed the Current Funds’ performance. The Board compared each Current Fund’s investment performance to the performance of an appropriate benchmark and group of comparable funds. Among other information, the Board considered the following performance information in its evaluation of the Funds:

SPDR SSGA Multi-Asset Real Return ETF. The Board considered that: (a) the Fund underperformed the median of its Performance Group for the 1-, 2- and 3-year periods; and (b) outperformed its benchmark index for the 1-year period and underperformed its benchmark index for the 3-year period.

SPDR SSGA Income Allocation ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group for the 1-, 2- and 3-year periods; and (b) underperformed its benchmark index for the 1- and 3-year period.

SPDR SSGA Global Allocation ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group for the 1-, 2- and 3-year periods; and (b) underperformed its benchmark index for the 1-year period and outperformed its benchmark index for the 3-year period.

SPDR Blackstone / GSO Senior Loan ETF. The Board considered that: (a) the Fund underperformed the median of its Performance Group for the 1- and 2-year periods; and (b) outperformed its benchmark index for the 1-year period.

SPDR SSGA Ultra Short Term Bond ETF. The Board considered that: (a) the Fund underperformed the median of its Performance Group for the 1- and 2-year periods; and (b) outperformed its benchmark index for the 1-year period.

SPDR DoubleLine Total Return Tactical ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group since inception; and (b) outperformed its benchmark index since inception.

SPDR MFS Systematic Core Equity ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group for the 1-year period; and (b) outperformed its benchmark index for the 1-year period.

SPDR MFS Systematic Growth Equity ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group for the 1-year period; and (b) outperformed its benchmark index for the 1-year period.

SPDR MFS Systematic Value Equity ETF. The Board considered that: (a) the Fund outperformed the median of its Performance Group for the 1-year period; and (b) outperformed its benchmark index for the 1-year period.

SPDR SSGA Risk Aware ETF. The Board considered that: (a) the Fund underperformed the median of its Performance Group for the 1-year period; and (b) underperformed its benchmark index for the 1-year period.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Current Fund is satisfactory.

Profits Realized by Adviser

The Board considered the profitability of the advisory arrangement with the Current Funds to the Adviser, including data on the Current Funds’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

Fees Charged to Comparable Funds

The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds that are actively managed, as applicable. The Board reviewed the universe of similar exchange-traded funds for each ETF based upon data independently obtained from Broadridge Financial

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2016

Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. The Board also reviewed the fee structure, as applicable, of each Fund in connection with the master-feeder structure, the historical expense ratios of each Current Fund and the estimated expense ratios for each New Fund. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreements did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

The Board, including the Independent Trustees voting separately, approved the Agreements for each Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each Agreement were as follows: (a) the nature and extent of the services provided, or expected to be provided, by the Adviser with respect to the Funds were appropriate; (b) the performance of each Current Fund had been satisfactory; (c) the Adviser’s unitary fee for each Fund, considered in relation to services provided or expected to be provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trusts’ relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser shared the economies of scale with respect to the Current Funds by way of the relatively low fee structure of the Trusts.

Approval of GSO / Blackstone Debt Funds Management LLC Sub-Advisory Agreements

At an in-person meeting held prior to June 30, 2016, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “GSO / Blackstone Sub-Advisory Agreements”) between the Adviser and GSO / Blackstone Debt Funds Management LLC (“GSO / Blackstone”) with respect to the SPDR Blackstone / GSO Senior Loan ETF, a series of the SSGA Active Trust, and Blackstone / GSO Senior Loan Portfolio, a series of the SSGA Master Trust, each sub-advised by GSO / Blackstone (the “GSO / Blackstone Funds”). The Independent Trustees also met separately with their independent legal counsel to consider the GSO / Blackstone Sub-Advisory Agreements.

In evaluating the GSO / Blackstone Sub-Advisory Agreements, the Board drew on materials provided to them by GSO / Blackstone and the Adviser. In deciding whether to approve the GSO / Blackstone Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds under the GSO / Blackstone Sub-Advisory Agreements and (ii) investment performance of the GSO / Blackstone Funds. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to GSO / Blackstone under the GSO / Blackstone Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the GSO / Blackstone Funds.

The Board considered the background and experience of GSO / Blackstone’s senior management and, in particular, GSO / Blackstone’s experience in investing in senior loan securities. The Board reviewed the GSO / Blackstone Funds’ performance, noting that that the performance of the GSO / Blackstone Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each GSO / Blackstone Fund and GSO / Blackstone’s fees paid by the Adviser.

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2016

The Board, including the Independent Trustees voting separately, approved the GSO / Blackstone Sub-Advisory Agreements for each GSO / Blackstone Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each GSO / Blackstone Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds were appropriate; (b) the performance of the GSO / Blackstone Funds had been satisfactory; (c) GSO / Blackstone’s fees for the GSO / Blackstone Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to GSO / Blackstone were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to GSO / Blackstone adequately shared the economies of scale with each applicable GSO / Blackstone Fund by way of the relatively low fee structure of the Trusts.

Approval of Massachusetts Financial Services Company Sub-Advisory Agreements

At an in-person meeting held prior to June 30, 2016, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “MFS Sub-Advisory Agreements”) between the Adviser and Massachusetts Financial Services Company (“MFS”) with respect to the SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF, each a series of the SSGA Active Trust, and SSGA MFS Systematic Core Equity Portfolio, SSGA Systematic Growth Equity Portfolio and SSGA MFS Systematic Value Equity Portfolio, each a series of the SSGA Master Trust, each sub-advised by MFS (the “MFS Funds”). The Independent Trustees also met separately with their independent legal counsel to consider the MFS Sub-Advisory Agreements.

In evaluating the MFS Sub-Advisory Agreements, the Board drew on materials provided to them by MFS and the Adviser. In deciding whether to approve the MFS Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by MFS with respect to the MFS Funds under the MFS Sub-Advisory Agreements and (ii) investment performance of the MFS Funds. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to MFS under the MFS Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the MFS Funds.

The Board considered the background and experience of MFS’s senior management and, in particular, MFS’s experience in investing in equity securities. The Board reviewed the MFS Funds’ performance, noting that that the performance of the MFS Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each MFS Fund and MFS’s fees paid by the Adviser.

The Board, including the Independent Trustees voting separately, approved the MFS Sub-Advisory Agreements for each MFS Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each MFS Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by MFS with respect to the MFS Funds were appropriate; (b) the performance of the MFS Funds had been satisfactory; (c) MFS’s fees for the MFS Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to MFS were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to MFS adequately shared the economies of scale with each applicable MFS Fund by way of the relatively low fee structure of the Trusts.

Approval of DoubleLine Capital LP Sub-Advisory Agreements

At in-person meetings held prior to June 30, 2016, the Board also considered proposals to continue the separate Sub-Advisory Agreements (the “DoubleLine Sub-Advisory Agreements”) between the Adviser and DoubleLine Capital LP (“DoubleLine”) with respect to the SPDR DoubleLine Total Return Tactical ETF, a series of the SSGA Active Trust, and State Street DoubleLine Total Return Tactical Portfolio, a series of the SSGA Master Trust (together, the “Current DoubleLine Funds”), and to approve the DoubleLine Sub-Advisory Agreements between the Adviser and DoubleLine with respect to the SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Emerging Markets Fixed Income ETF, each a series of SSGA Active Trust (together with the Current DoubleLine Funds, the “DoubleLine Funds”), under which each of the DoubleLine Funds would be sub-advised by DoubleLine. The Independent Trustees also met separately with their independent legal counsel to consider the DoubleLine Sub-Advisory Agreements.

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2016

In evaluating the DoubleLine Sub-Advisory Agreements, the Board drew on materials provided to them by DoubleLine and the Adviser. In deciding whether to approve the DoubleLine Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided, or expected to be provided, by DoubleLine with respect to the DoubleLine Funds under the DoubleLine Sub-Advisory Agreements; and (ii) investment performance of the Current DoubleLine Funds. The Board was apprised of the portion of the advisory fee that the Adviser would pay to DoubleLine under the DoubleLine Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the DoubleLine Funds.

The Board considered the background and experience of DoubleLine’s senior management and, in particular, DoubleLine’s experience in investing in fixed income securities. The Board reviewed the Current DoubleLine Funds’ performance, noting that that the performance of the Current DoubleLine Funds was satisfactory. The Board also considered the unitary fee paid, or to be paid, to the Adviser by each DoubleLine Fund and DoubleLine’s fees paid by the Adviser.

The Board, including the Independent Trustees voting separately, approved the DoubleLine Sub-Advisory Agreements for the DoubleLine Funds after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each of the DoubleLine Sub-Advisory Agreements were as follows: (a) the nature and extent of the services provided, or expected to be provided, by DoubleLine with respect to the DoubleLine Funds were adequate and appropriate; (b) the performance of the Current DoubleLine Funds had been satisfactory; (c) DoubleLine’s fees for the DoubleLine Funds and the unitary fee, considered in relation to the services provided, or expected to be provided, were fair and reasonable; (d) any additional potential benefits to DoubleLine were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid, or expected to be paid, to DoubleLine were expected to share economies of scale with each applicable DoubleLine Fund by way of the relatively low fee structure of the Trusts.

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2016

TRUSTEES

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees
FRANK NESVET c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (a financial services consulting company) (1998-present).	218	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee).
DAVID M. KELLY c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	218	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee).
BONNY EUGENIA BOATMAN c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	218	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee).
DWIGHT D. CHURCHILL c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	218	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee); Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	218	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee).

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2016

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Senior Managing Director and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005-2012).	299

SPDR Index

Shares Funds

(Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee);

and State Street

Institutional

Investment Trust

(Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

OFFICERS

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present).*
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012; Term: Unlimited Served: since February 2016	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (February 2015-present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2008-February 2015); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005-2008).
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2016

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHRISTOPHER A. MADDEN State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President.*
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present; Director, Credit Suisse (April 2008-July 2015)).
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present; Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012)).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional information (SAI) includes additional information about Fund directors and is available, without charge, upon request and by calling 1-866-787-2257.

SSGA Master Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President and Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors, State Street Financial Center One Lincoln Street Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Because the SPDR SSGA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.

Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.

Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

State Street Global Markets, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Massachusetts Financial Services Company & DoubleLine Capital LP as the sub-adviser.

DoubleLine® is a registered trademark of DoubleLine Capital LP.

GSO Capital Partners, Massachusetts Financial Services Company and DoubleLine Capital LP is not affiliated with State Street Global Markets, LLC.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors	© 2016 State Street Corporation - All Rights Reserved SPDRACTAR IBG-20863

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2016 and June 30, 2015, the aggregate audit fees billed for professional services rendered by the principal accountant were $167,039 and $167,039, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2016 and June 30, 2015, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2016 and June 30, 2015, the aggregate tax fees billed for professional services rendered by the principal accountant were $126,070 and $126,070, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2016 and June 30, 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2016 (in millions)		FY 2015 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$15.5		$16.0
Tax Fees	7.5		6.0
All Other Fees	2.7		0.8

(1)	Information is for the calendar years 2015 and 2014, respectively.
(2)	Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur

Item 6. Investments.

(a) A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA	Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: September 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 8, 2016

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 8, 2016